Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class A
3-month USD LIBOR + 1.380% Floor 1.380% 10/15/2031	1.564%	400,000	400,952
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/21/2032	2.100%	250,000	249,549
American Express Credit Account Master Trust(b)
Series 2017-2 Class A
1-month USD LIBOR + 0.450% 09/16/2024	0.551%	250,000	250,801
AREIT Trust(a),(b)
Subordinated Series 2020-CRE4 Class B
1-month USD LIBOR + 4.150% Floor 4.150% 04/15/2037	4.265%	365,000	371,507
BlueMountain CLO Ltd.(a),(b)
Series 2013-1A Class A1R2
3-month USD LIBOR + 1.230% Floor 1.230% 01/20/2029	1.418%	279,158	279,210
BlueMountain CLO XXX Ltd.(a),(b)
Series 2020-30A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/15/2033	1.549%	450,000	450,553
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.500% Floor 1.500% 07/20/2029	1.688%	375,000	372,562
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A
3-month USD LIBOR + 1.270% Floor 1.300% 10/25/2032	1.446%	725,000	725,328
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	358,656	380,663
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month USD LIBOR + 1.750% Floor 1.750%, Cap 15.000% 09/01/2033	1.842%	609,387	609,722
DB Master Finance LLC(a)
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	193,500	195,845
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1A Class A2I
05/20/2049	3.787%	186,675	189,735
Series 2019-1A Class A2II
05/20/2049	4.021%	98,250	103,883
Dryden Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	0.976%	249,555	249,619
Eaton Vance CLO Ltd.(a),(b)
Series 2013-1A Class A13R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2034	1.434%	625,000	624,633
ECMC Group Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 1.350% 07/26/2066	1.442%	691,996	708,980
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.892%	398,339	401,130
Jack in the Box Funding LLC(a)
Series 2019-1A Class A2II
08/25/2049	4.476%	124,062	131,182
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	429,615	450,684
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	1.068%	286,600	286,625
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	51,325	53,301
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.602%	471,925	464,188
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.892%	373,758	373,822
Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCP CLO Ltd.(a),(b),(d)
Series 2021-21A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 07/20/2034	2.000%	300,000	300,030
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class A
3-month USD LIBOR + 1.250% Floor 1.250% 10/19/2032	1.440%	325,000	325,167
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class A2
3-month USD LIBOR + 1.550% Floor 1.550% 04/20/2028	1.738%	200,000	200,067
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2034	1.955%	250,000	249,437
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	0.687%	143,024	142,638
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.236%	632,776	613,391
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% Floor 0.380% 10/25/2024	0.556%	34,090	34,074
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.418%	740,000	660,944
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.826%	353,111	356,371
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	1.876%	228,235	230,985
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.276%	296,298	296,298
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.026%	500,000	497,326
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.676%	202,373	204,071
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	1.306%	1,040,000	1,056,239
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.056%	455,708	449,961
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	0.546%	370,385	341,080
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	0.346%	700,000	628,419
Subordinated Series 2007-3 Class B
3-month USD LIBOR + 0.150% Floor 0.150% 01/25/2028	0.326%	700,000	625,629
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	1.906%	550,000	550,000
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	369,600	401,326
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	427,800	431,858
TCI-Flatiron CLO Ltd.(a),(b)
Series 2016-1A Class BR2
3-month USD LIBOR + 1.600% Floor 1.600% 01/17/2032	1.790%	145,000	145,187
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	290,638	294,296
Series 2020-3A Class A
09/20/2045	2.110%	338,160	342,486
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	207,625	209,401

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 06/16/2036	1.910%	299,000	299,279
Total Asset-Backed Securities — Non-Agency (Cost $18,156,115)			18,210,434

Commercial Mortgage-Backed Securities - Agency 1.1%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(e)
Series 2019-P002 Class X
07/25/2033	1.014%	705,000	76,867
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K057 Class X1
07/25/2026	1.176%	3,818,094	196,651
Series 2016-KIR1 Class X
03/25/2026	1.056%	4,739,336	204,349
Series 2018-K732 Class X3
05/25/2046	2.173%	1,350,000	106,335
Series K015 Class X3
08/25/2039	2.812%	2,000,000	476
Series K021 Class X3
07/25/2040	1.968%	1,550,000	26,313
Series K022 Class X3
08/25/2040	1.813%	1,550,000	25,925
Series K025 Class X3
11/25/2040	1.752%	2,400,000	57,488
Series K035 Class X3
12/25/2041	1.788%	3,000,000	103,293
Series K039 Class X3 (FHLMC)
08/25/2042	2.113%	1,520,000	104,048
Series K043 Class X3
02/25/2043	1.635%	3,951,044	211,151
Series K051 Class X3
10/25/2043	1.614%	2,100,000	133,709
Series K060 Class X3
12/25/2044	1.894%	1,350,000	124,575
Series K0728 Class X3
11/25/2045	1.954%	1,975,000	117,977
Series K717 Class X3
11/25/2042	1.618%	3,500,000	6,448
Series KC07 Class X1
09/25/2026	0.726%	3,998,171	105,788
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	171,392
Series KLU3 Class X1
01/25/2031	2.080%	1,600,000	222,928
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KS06 Class X
08/25/2026	1.060%	2,713,957	107,441
Series KS11 Class XFX
06/25/2029	1.598%	600,000	61,770
Series Q004 Class XFL
05/25/2044	1.981%	2,445,568	106,055
Subordinated Series K078 Class X3
10/25/2028	2.211%	2,135,000	291,348
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF51 Class A (FHLMC)
1-month USD LIBOR + 0.400% Floor 0.400% 08/25/2025	0.491%	188,283	188,860
Series KF75 Class AL
1-month USD LIBOR + 0.510% Floor 0.510% 12/25/2029	0.617%	333,442	335,559
Series KF85 Class AL
1-month USD LIBOR + 0.300% Floor 0.300% 08/25/2030	0.407%	511,491	512,215
Series KF86 Class AL (FHLMC)
1-month USD LIBOR + 0.290% Floor 0.290% 08/25/2027	0.397%	520,145	520,966
Series KF88 Class AL (FHLMC)
1-month USD LIBOR + 0.330% Floor 0.330% 09/25/2030	0.437%	1,008,000	1,010,579
Federal National Mortgage Association(c),(e)
Series 2016-M11B Class X2
07/25/2039	2.923%	972,852	38,746
Series 2016-M4 Class X2
01/25/2039	2.657%	703,152	36,177
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	178,668
Government National Mortgage Association(c),(e)
CMO Series 2014-103 Class IO
05/16/2055	0.179%	1,719,180	18,903
Series 2011-53 Class IO
05/16/2051	0.000%	1,369,840	36
Series 2012-4 Class IO
05/16/2052	0.039%	4,368,846	5,933
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,994,249)			5,408,969

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
225 Liberty Street Trust(a),(c),(e)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	186,905
AMSR Trust(a)
Series 2019-SFR1 Class A
01/19/2039	2.774%	355,000	372,832
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	108,562
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	2.241%	340,000	343,163
BBCMS Trust(a)
Series 2015-SRCH Class A2
08/10/2035	4.197%	150,000	169,340
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.921% Floor 0.921% 10/15/2036	1.021%	416,879	417,271
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	240,958
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	395,000	447,961
COMM Mortgage Trust(a),(c),(e)
Series 2013-LC6 Class XB
01/10/2046	0.380%	11,750,000	71,525
Series 2020-SBX Class X
01/10/2038	0.585%	11,501,000	287,648
COMM Mortgage Trust(a),(e)
Series 2020-CBM Class XCP
02/10/2037	0.493%	3,134,666	66,136
Commercial Mortgage Pass-Through Certificates(c),(e)
Series 2012-CR3 Class XA
10/15/2045	1.840%	1,656,297	27,046
Commercial Mortgage Trust(c),(e)
Series 2012-CR4 Class XA
10/15/2045	1.683%	3,330,766	64,211
Series 2013-LC6 Class XA
01/10/2046	1.314%	1,349,195	20,280
Series 2014-UBS2 Class XA
03/10/2047	1.124%	4,356,779	111,859
Commercial Mortgage Trust(a),(c),(e)
Series 2012-LC4 Class XA
12/10/2044	2.094%	2,745,519	11,814
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CoreVest American Finance Trust(a),(c),(e)
Series 2019-1 Class XA
03/15/2052	2.155%	985,753	63,444
Series 2019-3 Class XA
10/15/2052	2.038%	277,767	19,300
Series 2020-1 Class XA
03/15/2050	2.697%	1,006,157	109,906
Series 2020-3 Class XA
08/15/2053	3.621%	1,001,490	146,469
Series 2020-3 Class XB
08/15/2053	2.565%	850,000	140,997
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	269,042
Credit Suisse First Boston Mortgage Securities Corp.(c),(e)
Series 98-C1 Class AX
05/17/2040	2.260%	126,209	605
CSAIL Commercial Mortgage Trust(c),(e)
Series 2015-C3 Class XA
08/15/2048	0.715%	9,389,890	230,038
DROP Mortgage Trust(a),(b)
Series 2021-FILE Class B
1-month USD LIBOR + 1.700% Floor 1.700% 04/15/2026	1.810%	400,000	401,125
Eleven Madison Trust Mortgage Trust(a),(c)
Series 2015-11MD Class A
09/10/2035	3.555%	300,000	326,765
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	99,779	99,853
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	285,000	288,956
GS Mortgage Securities Trust(a),(c),(e)
Series 2012-GC6 Class XB
01/10/2045	0.201%	10,641,592	15,001
Series 2020-UPTN Class XA
02/10/2037	0.352%	1,750,000	22,106
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	91,566	92,512
Home Partners of America Trust(a),(b)
Subordinated Series 2018-1 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 07/17/2037	1.551%	120,000	120,059

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	81,027
InTown Hotel Portfolio Trust(a),(b)
Subordinated Series 2018-STAY Class B
1-month USD LIBOR + 1.050% Floor 1.050% 01/15/2033	1.401%	400,000	401,253
JPMBB Commercial Mortgage Securities Trust(c),(e)
Series 2014-C21 Class XA
08/15/2047	0.993%	953,280	25,716
Series 2014-C23 Class XA
09/15/2047	0.617%	2,676,448	47,562
Series 2014-C26 Class XA
01/15/2048	0.961%	2,829,306	79,930
JPMorgan Chase Commercial Mortgage Securities Trust(c),(e)
Series 2012-LC9 Class XA
12/15/2047	1.486%	2,743,617	47,811
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	411,273
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	185,000	192,456
Morgan Stanley Bank of America Merrill Lynch Trust(c),(e)
Series 2016-C31 Class XA
11/15/2049	1.329%	2,414,450	127,541
Morgan Stanley Capital I Trust(a),(c),(e)
Series 2012-C4 Class XA
03/15/2045	2.055%	3,126,138	15,350
Morgan Stanley Capital I Trust(a)
Series 2018-MP Class A
07/11/2040	4.418%	315,000	354,102
MSDB Trust(a),(c)
Series 2017-712F Class A
07/11/2039	3.316%	285,000	298,824
Natixis Commercial Mortgage Securities Trust(a),(c),(e)
Series 2020-2PAC Class XA
01/15/2025	1.246%	2,665,000	110,209
Series 2020-2PAC Class XB
04/15/2025	0.808%	2,665,000	79,161
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	60,100
One Market Plaza Trust(a)
Series 2017-1MKT Class A
02/10/2032	3.614%	300,000	307,475
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	459,880
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	37,554
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%	345,000	307,626
UBS Commercial Mortgage Trust(a),(c),(e)
Series 2012-C1 Class XA
05/10/2045	2.052%	2,120,034	15,910
WF-RBS Commercial Mortgage Trust(a),(c),(e)
Series 2012-C8 Class XA
08/15/2045	1.780%	1,535,152	17,515
Series 2012-C9 Class XA
11/15/2045	1.867%	1,524,559	27,533
WF-RBS Commercial Mortgage Trust(c),(e)
Series 2014-C24 Class XA
11/15/2047	0.853%	2,446,492	61,827
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,887,171)			8,861,324

Common Stocks 24.8%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
ORBCOMM, Inc.(f),(g),(h)	169,908	1,901,271
Total Communication Services		1,901,271
Consumer Discretionary 1.8%
Auto Components 0.1%
Goodyear Tire & Rubber Co. (The)(f)	15,557	308,495
Automobiles 0.0%
General Motors Co.(f)	4,569	270,988
Distributors 0.2%
Core-Mark Holding Co., Inc.	27,099	1,242,760
Hotels, Restaurants & Leisure 0.9%
Extended Stay America, Inc.	223,672	4,408,575
Internet & Direct Marketing Retail 0.1%
GrubHub, Inc.(f)	10,921	656,461
Specialty Retail 0.5%
At Home Group, Inc.(f)	67,679	2,540,670
Total Consumer Discretionary		9,427,949

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Cimarex Energy Co.	25,214	1,708,248
Total Energy		1,708,248
Financials 1.7%
Banks 0.5%
CIT Group, Inc.	3,950	209,271
Credit Agricole SA, ADR	30,620	228,119
Sbanken ASA	112,796	1,386,401
Societe Generale SA, ADR	34,055	218,974
Synovus Financial Corp.	4,390	215,637
U.S. Bancorp	4,848	294,661
Total		2,553,063
Diversified Financial Services 0.2%
Cerved Group SpA(f)	79,175	941,303
Insurance 1.0%
Willis Towers Watson PLC	19,324	5,050,521
Total Financials		8,544,887
Health Care 4.4%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc.(f)	40,821	7,206,948
Health Care Equipment & Supplies 0.3%
Soliton, Inc.(f)	58,520	1,303,826
Health Care Providers & Services 0.2%
Magellan Health, Inc.(f),(g),(h)	10,275	967,802
Health Care Technology 1.0%
Change Healthcare, Inc.(f),(g),(h)	229,392	5,376,948
Life Sciences Tools & Services 1.5%
Luminex Corp.(g),(h)	55,639	2,052,523
PPD, Inc.(f)	88,430	4,078,391
Pra Health Sciences, Inc.(f)	8,200	1,401,544
Total		7,532,458
Total Health Care		22,387,982
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 4.6%
Aerospace & Defense 0.6%
Aerojet Rocketdyne Holdings, Inc.	51,840	2,511,648
Boeing Co. (The)(f)	1,948	481,195
Total		2,992,843
Airlines 0.1%
Delta Air Lines, Inc.(f)	5,568	265,482
Building Products 0.2%
Tarkett SA(f)	45,337	1,115,724
Commercial Services & Supplies 0.1%
Knoll, Inc.(g),(h)	17,701	460,226
Construction & Engineering 0.3%
Aegion Corp.(f),(i),(j)	43,761	1,312,830
Electrical Equipment 0.1%
Akasol AG(f)	3,577	522,564
Machinery 0.7%
Welbilt, Inc.(f)	152,819	3,776,157
Professional Services 1.3%
IHS Markit Ltd.(g),(h)	63,205	6,656,119
Road & Rail 0.9%
Kansas City Southern(g),(h)	16,235	4,832,835
Trading Companies & Distributors 0.2%
Foundation Building Materials, Inc.(f),(i),(j)	48,659	979,992
Transportation Infrastructure 0.1%
Signature Aviation PLC(f)	99,873	561,270
Total Industrials		23,476,042
Information Technology 7.8%
Electronic Equipment, Instruments & Components 1.6%
Coherent, Inc.(f)	26,452	6,946,559
Photon Control, Inc.(f)	435,150	1,293,149
Total		8,239,708

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.3%
Dialog Semiconductor PLC(f)	20,608	1,633,903
MagnaChip Semiconductor Corp.(f)	15,088	357,586
Maxim Integrated Products, Inc.(g),(h)	40,782	4,160,172
Xilinx, Inc.(g),(h)	42,258	5,366,766
Total		11,518,427
Software 3.9%
MINDBODY, Inc., Class A(f),(i),(j)	47,120	1,719,880
Nuance Communications, Inc.(f),(g),(h)	99,589	5,268,258
Pluralsight, Inc., Class A(f),(i),(j)	84,676	1,905,210
Proofpoint, Inc.(f),(g),(h)	18,982	3,280,280
Slack Technologies, Inc.(f),(g),(h)	142,873	6,292,127
Talend SA, ADR(f),(g),(h)	25,192	1,636,724
Total		20,102,479
Total Information Technology		39,860,614
Materials 2.2%
Chemicals 1.6%
Ferro Corp.(f)	94,914	2,050,143
Recticel SA	39,586	758,958
Tikkurila OYJ	29,584	1,222,983
WR Grace & Co.(g),(h)	59,810	4,098,181
Total		8,130,265
Construction Materials 0.3%
Forterra, Inc.(f)	55,377	1,294,714
Paper & Forest Products 0.3%
Domtar Corp.(f)	29,897	1,621,314
Total Materials		11,046,293
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.1%
Americold Realty Trust	7,777	295,681
Globalworth Real Estate Investments Ltd.	74,582	653,014
Monmouth Real Estate Investment Corp.	100,030	1,884,565
Safehold, Inc.	3,674	257,547
VEREIT, Inc.	53,194	2,530,439
Total		5,621,246
Real Estate Management & Development 0.2%
CA Immobilien Anlagen AG	18,260	792,221
Total Real Estate		6,413,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.3%
Multi-Utilities 0.3%
Suez(f)	63,917	1,556,810
Total Utilities		1,556,810
Total Common Stocks (Cost $121,904,763)		126,323,563

Convertible Bonds(k) 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada(a)
07/01/2025	4.000%	110,000	182,463
American Airlines Group, Inc.
07/01/2025	6.500%	290,000	501,700
Southwest Airlines Co.
05/01/2025	1.250%	205,000	349,012
Total			1,033,175
Banking 0.3%
Banco Santander SA(l)
12/31/2049	4.750%	200,000	201,298
Credit Suisse Group AG(a),(l)
12/31/2049	4.500%	200,000	195,085
Intesa Sanpaolo SpA(a),(l)
12/31/2049	7.700%	200,000	227,881
Lloyds Banking Group PLC(l)
12/31/2049	7.500%	200,000	231,565
Natwest Group PLC(l)
12/31/2049	6.000%	200,000	221,949
Societe Generale SA(a),(l)
12/31/2049	6.750%	205,000	228,493
UBS Group AG(a),(d),(l)
12/31/2049	3.875%	200,000	199,924
UBS Group AG(a),(l)
12/31/2049	4.375%	200,000	199,481
Total			1,705,676
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	80,000	82,560
Liberty Broadband Corp.(a)
09/30/2050	1.250%	270,000	270,675
09/30/2050	2.750%	180,000	188,977

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Convertible Bonds(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Liberty Media Corp.(a)
12/01/2050	0.500%		105,000	123,532
Total				665,744
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(a),(m)
12/15/2025	0.000%		430,000	437,525
Integrated Energy 0.1%
BP Capital Markets PLC(a)
04/28/2023	1.000%	GBP	200,000	295,626
Pharmaceuticals 0.3%
Dermira, Inc.
05/15/2022	3.000%		1,326,000	1,339,260
Retailers 0.1%
Burlington Stores, Inc.
04/15/2025	2.250%		350,000	558,250
Technology 0.1%
Sabre GLBL, Inc.
04/15/2025	4.000%		85,000	167,875
Sony Corp.(m)
09/30/2022	0.000%	JPY	7,000,000	140,529
Total				308,404
Wireless 0.0%
Cellnex Telecom SA(a)
11/20/2031	0.750%	EUR	100,000	117,361
Total Convertible Bonds (Cost $5,930,113)				6,461,021

Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	95	117,133
Total Communication Services			117,133
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.000%	2,200	119,944
Danaher Corp.	4.750%	105	181,852
Total			301,796
Total Health Care			301,796
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.1%
Machinery 0.1%
Fortive Corp.	5.000%	255	256,227
Stanley Black & Decker, Inc.	5.250%	2,300	290,789
Total			547,016
Total Industrials			547,016
Information Technology 0.1%
IT Services 0.0%
Sabre Corp.	6.500%	500	87,550
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	285	433,451
Total Information Technology			521,001
Utilities 0.5%
Electric Utilities 0.4%
American Electric Power Co., Inc.	6.125%	7,700	387,618
NextEra Energy, Inc.	4.872%	7,050	392,262
NextEra Energy, Inc.	5.279%	11,800	566,400
NextEra Energy, Inc.	6.219%	3,800	183,844
Southern Co. (The)	6.750%	8,350	432,613
Total			1,962,737
Multi-Utilities 0.1%
Dominion Energy, Inc.	7.250%	4,400	436,964
DTE Energy Co.	6.250%	8,100	413,505
Total			850,469
Total Utilities			2,813,206
Total Convertible Preferred Stocks (Cost $4,106,971)			4,300,152

Corporate Bonds & Notes(k) 19.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	131,478
Boeing Co. (The)
02/04/2024	1.433%		300,000	300,958
05/01/2027	5.040%		200,000	230,641
05/01/2030	5.150%		550,000	645,746
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%		35,000	37,364
Total				1,346,187

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Airlines 0.7%
American Airlines Group, Inc.(a)
06/01/2022	5.000%		180,000	179,756
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		202,375	203,437
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		215,000	227,101
04/20/2029	5.750%		175,000	187,242
Continental Airlines Pass-Through Trust
04/19/2022	5.983%		61,010	62,541
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		114,578	115,941
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	106,008
01/15/2026	7.375%		35,000	41,158
Delta Air Lines, Inc.(a)
05/01/2025	7.000%		205,000	238,497
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%		165,000	178,039
10/20/2028	4.750%		699,000	763,575
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		386,913	422,049
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%		185,000	203,082
U.S. Airways Pass-Through Trust
04/22/2023	6.250%		177,204	180,007
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%		337,836	373,382
Total				3,481,815
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%		325,000	349,959
Automotive 0.6%
BMW Finance NV(a)
11/14/2024	1.000%	EUR	75,000	95,056
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.056%		385,000	387,116
Ford Motor Co.
04/21/2023	8.500%		175,000	195,401
07/16/2031	7.450%		35,000	44,408
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	1.068%		200,000	199,732
3-month USD LIBOR + 1.270% 03/28/2022	1.463%		400,000	399,917
3-month USD LIBOR + 1.080% 08/03/2022	1.256%		255,000	253,745
Ford Motor Credit Co. LLC
10/12/2021	3.813%		75,000	75,699
03/28/2022	3.339%		200,000	202,766
11/01/2022	3.350%		200,000	204,844
11/17/2023	3.370%		200,000	206,500
06/14/2024	2.748%	GBP	100,000	142,846
08/01/2026	4.542%		200,000	215,244
General Motors Financial Co., Inc.
07/06/2021	3.200%		75,000	75,100
09/25/2021	4.375%		45,000	45,560
11/06/2021	4.200%		55,000	55,905
04/10/2022	3.450%		25,000	25,526
06/30/2022	3.150%		80,000	82,089
Total				2,907,454
Banking 1.7%
Banco Actinver SA/Grupo GICSA SAB de CV(a)
12/18/2032	9.500%	MXN	3,000,000	112,627
Bank of America Corp.(l)
12/20/2023	3.004%		659,000	685,838
10/01/2025	3.093%		345,000	369,975
04/29/2031	2.592%		50,000	50,902
BNP Paribas SA(a),(l)
12/31/2049	4.625%		218,000	222,293
Citigroup, Inc.(a),(b)
3-month EURIBOR + 0.500% 03/21/2023	0.000%	EUR	190,000	233,232
Comerica, Inc.(l)
12/31/2049	5.625%		95,000	105,909
Credit Suisse Group AG(a),(l)
06/05/2026	2.193%		300,000	307,839
02/02/2027	1.305%		75,000	73,571
Credit Suisse Group Funding Guernsey Ltd.
03/26/2025	3.750%		135,000	146,792
04/17/2026	4.550%		35,000	39,669
First Horizon Bank
Subordinated
05/01/2030	5.750%		255,000	312,338
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	233,067
03/27/2025	3.375%	EUR	38,000	51,983
11/01/2028	2.000%	EUR	47,000	63,044
Goldman Sachs Group, Inc. (The)(l)
03/09/2027	1.431%		225,000	225,242

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HSBC Holdings PLC(l)
05/24/2025	0.976%		225,000	226,052
05/24/2027	1.589%		150,000	150,761
09/22/2028	2.013%		365,000	365,546
Intesa Sanpaolo SpA(a),(d)
Subordinated
06/01/2032	4.198%		200,000	202,745
JPMorgan Chase & Co.(l)
03/13/2026	2.005%		125,000	129,641
01/29/2027	3.960%		325,000	363,644
04/22/2027	1.578%		225,000	227,052
Lloyds Banking Group PLC(l)
07/09/2025	3.870%		400,000	435,827
Morgan Stanley(l)
05/04/2027	1.593%		225,000	227,052
Nationwide Building Society(a),(l)
03/08/2024	3.766%		170,000	179,236
08/01/2024	4.363%		100,000	107,713
Pacific Western Bank(l)
Subordinated
05/01/2031	3.250%		100,000	100,764
Popular, Inc.
09/14/2023	6.125%		320,000	343,321
Santander UK Group Holdings PLC
01/10/2023	3.571%		200,000	203,725
Santander UK Group Holdings PLC(l)
11/15/2024	4.796%		90,000	98,957
03/15/2025	1.089%		300,000	301,935
Santander UK PLC(a)
Subordinated
11/07/2023	5.000%		115,000	126,070
Shinhan Financial Group Co., Ltd.(a),(l)
12/31/2049	2.875%		200,000	199,048
U.S. Bancorp
06/07/2024	0.850%	EUR	500,000	626,569
Subordinated
07/30/2029	3.000%		85,000	90,908
Wells Fargo & Co.(b)
3-month AUD BBSW + 1.320% 07/27/2021	1.362%	AUD	300,000	231,689
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	237,290
Wells Fargo & Co.(l)
02/11/2026	2.164%		290,000	302,519
06/02/2028	2.393%		160,000	166,365
Total				8,878,750
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Builders FirstSource, Inc.(a)
06/01/2027	6.750%	39,000	41,730
Cemex SAB de CV(a)
07/11/2031	3.875%	200,000	200,529
Standard Industries, Inc.(a)
02/15/2027	5.000%	20,000	20,708
01/15/2031	3.375%	60,000	56,919
Total			319,886
Cable and Satellite 1.1%
Cable One, Inc.(a)
11/15/2030	4.000%	325,000	322,077
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	300,000	314,340
06/01/2029	5.375%	123,000	133,570
03/01/2030	4.750%	210,000	217,927
08/15/2030	4.500%	491,000	500,240
02/01/2031	4.250%	35,000	34,931
06/01/2033	4.500%	115,000	114,839
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	53,000	53,459
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	50,000	49,883
02/01/2032	2.300%	20,000	18,814
05/01/2047	5.375%	65,000	75,787
04/01/2048	5.750%	170,000	207,643
07/01/2049	5.125%	355,000	405,862
CSC Holdings LLC(a)
02/01/2028	5.375%	275,000	289,110
DISH DBS Corp.
07/15/2022	5.875%	250,000	260,017
Intelsat Jackson Holdings SA(a),(n)
10/15/2024	0.000%	362,000	215,601
07/15/2025	0.000%	248,000	147,267
LCPR Senior Secured Financing DAC(a)
10/15/2027	6.750%	285,000	305,889
07/15/2029	5.125%	200,000	205,443
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	255,000	258,572
09/15/2028	6.500%	103,000	106,024
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	431,107
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	20,000	20,048
Time Warner Cable LLC
09/01/2041	5.500%	125,000	150,439
Virgin Media Finance PLC(a)
07/15/2030	5.000%	200,000	199,302

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	440,000	472,154
Total			5,510,345
Chemicals 0.1%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	200,000	210,745
CF Industries, Inc.
03/15/2044	5.375%	25,000	29,207
SCIH Salt Holdings, Inc.(a)
05/01/2028	4.875%	210,000	209,104
Total			449,056
Construction Machinery 0.1%
United Rentals North America, Inc.
01/15/2028	4.875%	200,000	211,109
07/15/2030	4.000%	140,000	142,704
02/15/2031	3.875%	235,000	236,271
Total			590,084
Consumer Cyclical Services 0.3%
ANGI Group LLC(a)
08/15/2028	3.875%	135,000	132,502
Atento Luxco 1 SA(a)
02/10/2026	8.000%	95,000	103,547
IHS Markit Ltd.(a)
11/01/2022	5.000%	165,000	173,307
IHS Markit Ltd.
08/01/2028	4.750%	245,000	285,659
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	149,155
MercadoLibre, Inc.
01/14/2026	2.375%	200,000	199,801
Prime Security Services Borrower LLC/Finance, Inc.(a)
08/31/2027	3.375%	20,000	19,211
TripAdvisor, Inc.(a)
07/15/2025	7.000%	160,000	172,384
Uber Technologies, Inc.(a)
05/15/2025	7.500%	35,000	37,741
11/01/2026	8.000%	230,000	248,623
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	100,000	104,167
Total			1,626,097
Consumer Products 0.1%
Natura Cosmeticos SA(a)
05/03/2028	4.125%	200,000	205,477
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Newell, Inc.
04/01/2026	4.200%		35,000	39,336
Oriflame Investment Holding PLC(a)
05/04/2026	5.125%		200,000	202,178
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		225,000	219,329
Total				666,320
Diversified Manufacturing 0.0%
General Electric Co.
03/15/2032	6.750%		50,000	67,977
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	121,814
Total				189,791
Electric 0.7%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	37,759
DPL, Inc.
07/01/2025	4.125%		270,000	288,683
Duke Energy Progress LLC
12/01/2044	4.150%		300,000	348,875
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	80,124
FirstEnergy Corp.
07/15/2027	3.900%		190,000	206,812
11/15/2031	7.375%		340,000	452,787
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	234,148
ITC Holdings Corp.
11/15/2027	3.350%		150,000	164,049
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%		330,000	359,704
NSTAR Electric Co.
05/15/2027	3.200%		520,000	569,705
PG&E Corp.
07/01/2030	5.250%		155,000	157,048
Southern Co. (The)
07/01/2026	3.250%		184,000	200,072
Tucson Electric Power Co.
11/15/2021	5.150%		450,000	454,220
Total				3,553,986
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		225,000	229,033

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
12/16/2021	4.450%	250,000	254,477
07/21/2027	3.650%	30,000	31,876
01/23/2028	3.875%	75,000	79,401
Air Lease Corp.
03/01/2025	3.250%	160,000	169,871
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	20,000	21,955
07/01/2024	3.950%	45,000	47,893
02/15/2025	2.875%	195,000	200,724
FirstCash, Inc.(a)
09/01/2028	4.625%	70,000	72,396
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	920,000	1,074,791
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	45,000	47,297
02/15/2024	5.500%	225,000	247,496
Total			2,248,177
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	200,000	241,333
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	75,000	87,176
Aramark Services, Inc.(a)
05/01/2025	6.375%	35,000	37,196
JBS Investments II GmbH(a)
01/15/2026	7.000%	260,000	276,616
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	300,000	304,102
Kraft Heinz Foods Co.
06/01/2026	3.000%	135,000	142,362
05/15/2027	3.875%	70,000	76,670
04/01/2030	3.750%	265,000	283,744
03/01/2031	4.250%	305,000	339,799
07/15/2035	5.000%	55,000	65,048
01/26/2039	6.875%	265,000	365,053
10/01/2039	4.625%	235,000	263,276
06/04/2042	5.000%	20,000	23,279
06/01/2046	4.375%	330,000	353,771
10/01/2049	4.875%	40,000	45,901
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	35,000	49,591
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	5,000	5,508
MARB BondCo PLC(a)
01/29/2031	3.950%	200,000	192,540
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NBM US Holdings, Inc.(a)
05/14/2026	7.000%		200,000	215,967
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		150,000	159,536
04/15/2031	4.250%		150,000	151,658
Post Holdings, Inc.(a)
03/01/2027	5.750%		375,000	392,805
01/15/2028	5.625%		355,000	374,826
12/15/2029	5.500%		60,000	64,081
04/15/2030	4.625%		150,000	151,002
09/15/2031	4.500%		475,000	469,542
Total				5,132,382
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%		340,000	353,600
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%		135,000	142,350
GLP Capital LP/Financing II, Inc.
06/01/2025	5.250%		130,000	146,869
04/15/2026	5.375%		245,000	280,013
06/01/2028	5.750%		80,000	93,825
01/15/2029	5.300%		130,000	149,930
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	80,726
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%		20,000	21,238
MGM Resorts International
10/15/2028	4.750%		20,000	21,121
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%		1,430,000	1,486,055
VICI Properties LP/Note Co., Inc.(a)
12/01/2029	4.625%		85,000	88,970
08/15/2030	4.125%		190,000	192,836
Total				3,057,533
Health Care 1.3%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	528,866
Becton Dickinson Euro Finance SARL
06/04/2026	1.208%	EUR	155,000	197,561
Cigna Corp.
11/15/2025	4.125%		850,000	958,362
CommonSpirit Health
10/01/2030	2.782%		70,000	71,811
CVS Health Corp.
03/25/2048	5.050%		315,000	391,260
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	409,154

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	380,057
HCA, Inc.
03/15/2024	5.000%		84,000	93,672
02/01/2025	5.375%		430,000	480,866
06/15/2029	4.125%		403,000	452,054
09/01/2030	3.500%		839,000	861,889
06/15/2049	5.250%		290,000	359,278
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	433,904
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		245,000	262,219
Providence Service Corp. (The)(a)
11/15/2025	5.875%		140,000	147,731
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	202,565
Tenet Healthcare Corp.
07/15/2024	4.625%		54,000	54,713
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	125,007
03/01/2028	0.500%	EUR	105,000	128,759
Total				6,539,728
Healthcare Insurance 0.3%
Centene Corp.(a)
08/15/2026	5.375%		102,000	106,707
Centene Corp.
12/15/2029	4.625%		55,000	59,490
02/15/2030	3.375%		485,000	490,247
10/15/2030	3.000%		390,000	390,583
03/01/2031	2.500%		195,000	186,811
Molina Healthcare, Inc.(a)
06/15/2028	4.375%		200,000	206,331
11/15/2030	3.875%		225,000	229,338
Total				1,669,507
Healthcare REIT 0.1%
Ventas Realty LP
04/01/2027	3.850%		300,000	335,275
Home Construction 0.1%
Lennar Corp.
11/29/2027	4.750%		370,000	427,900
Independent Energy 0.6%
Aker BP ASA(a)
06/15/2024	4.750%		155,000	158,854
01/15/2030	3.750%		210,000	222,776
Continental Resources, Inc.(a)
01/15/2031	5.750%		475,000	557,160
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Encana Corp.
08/15/2034	6.500%		200,000	262,981
02/01/2038	6.500%		35,000	45,827
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%		35,000	36,171
EQT Corp.(a)
05/15/2026	3.125%		40,000	40,712
05/15/2031	3.625%		290,000	298,635
EQT Corp.
10/01/2027	3.900%		69,000	73,700
Hess Corp.
04/01/2027	4.300%		200,000	222,652
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%		240,000	261,807
Occidental Petroleum Corp.
09/01/2030	6.625%		315,000	360,955
01/01/2031	6.125%		170,000	188,524
05/01/2031	7.500%		75,000	89,046
Southwestern Energy Co.(l)
01/23/2025	6.450%		25,000	27,379
Total				2,847,179
Integrated Energy 0.3%
Cenovus Energy, Inc.
07/15/2025	5.375%		110,000	125,555
04/15/2027	4.250%		30,000	33,333
02/07/2028	3.500%	CAD	115,000	99,629
06/15/2037	5.250%		85,000	97,450
11/15/2039	6.750%		403,000	531,205
06/15/2047	5.400%		175,000	206,655
Exxon Mobil Corp.
03/19/2050	4.327%		175,000	208,842
Total				1,302,669
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%		255,000	270,917
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		77,000	78,643
Royal Caribbean Cruises Ltd.(a)
04/01/2028	5.500%		270,000	284,978
Total				634,538
Life Insurance 0.0%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	0.710%		225,000	225,468

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	61,000	64,925
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	105,000	102,956
Hilton Grand Vacations Borrower Escrow LLC(a),(d)
06/01/2029	5.000%	130,000	131,389
Hyatt Hotels Corp.
04/23/2030	5.750%	166,000	197,838
Travel + Leisure Co.(a)
07/31/2026	6.625%	255,000	291,937
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	135,000	137,985
Total			927,030
Media and Entertainment 0.6%
Cimpress NV(a)
06/15/2026	7.000%	210,000	220,389
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	293,000	217,445
08/15/2027	6.625%	175,000	99,896
Lions Gate Capital Holdings LLC(a)
04/15/2029	5.500%	220,000	228,122
National CineMedia LLC(a)
04/15/2028	5.875%	165,000	157,514
Netflix, Inc.(a)
06/15/2025	3.625%	425,000	457,295
11/15/2029	5.375%	230,000	271,796
Netflix, Inc.
11/15/2026	4.375%	210,000	236,856
04/15/2028	4.875%	110,000	126,431
News Corp.(a)
05/15/2029	3.875%	370,000	373,635
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	140,000	140,415
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	150,000	146,382
Townsquare Media, Inc.(a)
02/01/2026	6.875%	115,000	121,756
Walt Disney Co. (The)
01/13/2051	3.600%	135,000	145,523
WMG Acquisition Corp(a)
02/15/2031	3.000%	410,000	386,925
Total			3,330,380
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.5%
ArcelorMittal(l)
03/01/2041	7.000%	100,000	135,871
ArcelorMittal SA
03/11/2026	4.550%	20,000	22,296
Cleveland-Cliffs, Inc.(a)
03/15/2026	6.750%	80,000	86,422
03/01/2029	4.625%	320,000	328,779
03/01/2031	4.875%	170,000	173,951
FMG Resources August 2006 Pty Ltd.(a)
04/01/2031	4.375%	1,065,000	1,111,585
Freeport-McMoRan, Inc.
08/01/2030	4.625%	160,000	175,673
03/15/2043	5.450%	450,000	543,205
Total			2,577,782
Midstream 0.9%
Cheniere Energy Partners LP
10/01/2029	4.500%	85,000	90,039
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	260,000	268,375
Enbridge, Inc.
12/01/2026	4.250%	188,000	212,411
11/15/2029	3.125%	250,000	264,365
Energy Transfer LP(l)
12/31/2049	6.625%	336,000	324,939
Energy Transfer Operating LP
06/01/2027	5.500%	90,000	105,381
06/15/2028	4.950%	92,000	105,719
Energy Transfer Partners LP
03/15/2045	5.150%	370,000	408,433
EQM Midstream Partners LP(a)
01/15/2031	4.750%	135,000	135,784
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	200,000	197,497
Kinder Morgan, Inc.
02/15/2031	2.000%	180,000	170,722
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	125,000	129,991
NGPL PipeCo LLC(a)
08/15/2022	4.375%	295,000	305,700
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	100,000	102,533
05/15/2030	4.800%	100,000	100,009
04/15/2040	6.875%	100,000	107,616
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%	225,000	223,423

14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%		20,000	21,599
TC PipeLines LP
05/25/2027	3.900%		55,000	60,773
Texas Eastern Transmission LP(a)
10/15/2022	2.800%		250,000	255,997
TransCanada PipeLines Ltd.
04/15/2030	4.100%		320,000	363,781
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%		30,000	31,934
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		64,000	64,735
Western Midstream Operating LP(l)
02/01/2030	5.300%		225,000	248,023
Williams Companies, Inc. (The)
06/15/2027	3.750%		180,000	199,850
11/15/2030	3.500%		30,000	32,298
Total				4,531,927
Natural Gas 0.0%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	123,680
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		160,000	174,324
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	268,415
Total				442,739
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		75,000	77,800
Transocean Pontus Ltd.(a)
08/01/2025	6.125%		37,700	37,392
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		175,000	170,852
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		60,000	59,370
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%		19,000	19,925
Total				365,339
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%		20,000	20,508
Mexico Remittances Funding Fiduciary Estate Management Sarl(a)
01/15/2028	4.875%		200,000	193,816
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Simpar Finance Sarl(a)
02/12/2028	10.750%	BRL	640,000	113,346
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	1,887,500	379,781
Total				707,451
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		100,000	100,236
AECOM
03/15/2027	5.125%		380,000	420,687
Total				520,923
Other REIT 0.3%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	525,814
CyrusOne LP/Finance Corp.
11/15/2024	2.900%		155,000	164,395
11/15/2029	3.450%		565,000	594,603
Host Hotels & Resorts LP
12/15/2029	3.375%		65,000	66,272
09/15/2030	3.500%		65,000	67,012
Lexington Realty Trust
09/15/2030	2.700%		135,000	135,730
Total				1,553,826
Packaging 0.7%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%		220,000	219,722
09/01/2029	4.000%		235,000	231,409
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		110,000	112,651
Ball Corp.
11/15/2023	4.000%		380,000	403,840
07/01/2025	5.250%		255,000	288,654
03/15/2026	4.875%		345,000	384,407
08/15/2030	2.875%		200,000	192,316
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	53,800
07/15/2027	5.625%		215,000	227,681
Berry Global, Inc.(a)
01/15/2026	1.570%		240,000	240,420
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		184,000	193,819
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		25,000	26,813
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		175,000	213,616

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%		280,000	275,016
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	396,274
Total				3,460,438
Paper 0.1%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	98,175
Graphic Packaging International LLC(a)
07/15/2027	4.750%		75,000	80,678
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	156,823
Total				335,676
Pharmaceuticals 0.8%
AbbVie, Inc.
03/15/2035	4.550%		110,000	131,133
05/14/2035	4.500%		200,000	237,291
05/14/2046	4.450%		148,000	173,738
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	123,620
11/15/2028	2.625%	EUR	100,000	132,831
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%		80,000	82,108
12/15/2025	9.000%		105,000	112,393
02/15/2029	5.000%		375,000	344,052
02/15/2029	6.250%		190,000	185,760
01/30/2030	5.250%		420,000	386,449
02/15/2031	5.250%		50,000	45,713
Bausch Health Companies, Inc.(a),(d)
06/01/2028	4.875%		150,000	151,071
Bayer US Finance II LLC(a)
12/15/2025	4.250%		115,000	128,915
12/15/2028	4.375%		380,000	433,088
06/25/2038	4.625%		370,000	427,552
Elanco Animal Health, Inc.
08/28/2023	4.272%		345,000	372,550
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%		150,000	147,800
Organon Finance 1 LLC(a)
04/30/2031	5.125%		300,000	308,403
Total				3,924,467
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		150,000	146,490
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	188,152
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Berkshire Hathaway, Inc.(m)
03/12/2025	0.000%	EUR	215,000	262,504
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	221,420
Farmers Exchange Capital III(a),(l)
Subordinated
10/15/2054	5.454%		500,000	615,078
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.474%		450,000	448,487
Total				1,882,131
Refining 0.1%
FS Luxembourg Sarl(a)
12/15/2025	10.000%		200,000	219,914
Valero Energy Corp.
09/15/2026	3.400%		95,000	102,503
Total				322,417
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%		147,000	148,809
02/15/2029	3.500%		400,000	391,316
10/15/2030	4.000%		560,000	542,486
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%		215,000	220,644
Yum! Brands, Inc.(a)
01/15/2030	4.750%		355,000	379,525
Yum! Brands, Inc.
03/15/2031	3.625%		390,000	385,159
01/31/2032	4.625%		420,000	438,444
Total				2,506,383
Retailers 0.1%
Carvana Co.(a)
10/01/2028	5.875%		260,000	272,526
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		200,000	203,954
Total				476,480
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%		20,000	20,843
Supranational 0.3%
Asian Development Bank
03/09/2022	5.000%	AUD	165,000	131,994

16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
European Financial Stability Facility(a)
05/23/2023	1.875%	EUR	66,000	84,450
European Investment Bank(a)
05/12/2022	1.500%	NOK	2,060,000	248,884
European Investment Bank(a),(b)
SOFR + 0.350% 06/29/2023	0.400%	GBP	115,000	164,042
International Bank for Reconstruction & Development
08/20/2021	7.450%	IDR	740,000,000	52,020
10/06/2021	4.625%	NZD	230,000	169,078
01/25/2022	3.375%	NZD	385,000	284,349
01/16/2025	1.900%	CAD	295,000	253,035
International Finance Corp.
09/10/2025	0.375%	NZD	270,000	187,747
Nordic Investment Bank
01/24/2022	1.500%	NOK	1,000,000	120,462
Total				1,696,061
Technology 0.7%
Apple, Inc.
05/24/2025	0.875%	EUR	300,000	380,258
Camelot Finance SA(a)
11/01/2026	4.500%		80,000	83,051
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	36,596
CoStar Group, Inc.(a)
07/15/2030	2.800%		115,000	115,015
Dell International LLC/EMC Corp.(a)
07/15/2046	8.350%		115,000	180,699
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	205,000	264,823
12/03/2028	1.000%	EUR	100,000	124,943
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	127,089
Gartner, Inc.(a)
10/01/2030	3.750%		240,000	240,957
Intel Corp.
03/25/2050	4.750%		185,000	236,061
J2 Global, Inc.(a)
10/15/2030	4.625%		70,000	71,538
MSCI, Inc.(a)
09/01/2030	3.625%		330,000	333,467
02/15/2031	3.875%		160,000	162,479
11/01/2031	3.625%		160,000	161,412
Oracle Corp.
03/25/2031	2.875%		140,000	143,656
03/25/2051	3.950%		225,000	234,647
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
SK Hynix, Inc.(a)
01/19/2026	1.500%		200,000	199,047
Square, Inc.(a)
06/01/2031	3.500%		70,000	70,020
Tencent Holdings Ltd.(a)
04/22/2041	3.680%		200,000	205,354
Twilio, Inc.
03/15/2029	3.625%		105,000	105,655
03/15/2031	3.875%		140,000	141,602
Xerox Holdings Corp.(a)
08/15/2025	5.000%		25,000	26,323
Total				3,644,692
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%		100,000	100,494
Reynolds American, Inc.
08/15/2045	5.850%		510,000	595,053
Total				695,547
Transportation Services 0.0%
Adani Ports & Special Economic Zone Ltd.(a)
02/02/2031	3.100%		200,000	191,089
Wireless 1.1%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	131,489
01/15/2028	0.500%	EUR	100,000	120,462
Cellnex Telecom SA
06/26/2029	1.875%	EUR	100,000	123,248
Crown Castle International Corp.
01/15/2031	2.250%		65,000	63,022
Millicom International Cellular SA(a)
04/27/2031	4.500%		200,000	208,985
SBA Communications Corp.
02/15/2027	3.875%		490,000	501,421
SBA Communications Corp.(a)
02/01/2029	3.125%		205,000	196,726
Sprint Capital Corp.
03/15/2032	8.750%		225,000	333,619
Sprint Corp.
09/15/2023	7.875%		193,000	218,470
06/15/2024	7.125%		35,000	40,319
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		77,750	78,101
03/20/2025	4.738%		460,000	493,464
03/20/2028	5.152%		125,000	143,145

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
02/01/2026	4.500%		184,000	188,298
04/15/2026	2.625%		304,000	309,471
04/15/2027	3.750%		120,000	132,296
02/01/2028	4.750%		153,000	163,587
02/15/2029	2.625%		90,000	86,875
04/15/2029	3.375%		105,000	106,679
04/15/2030	3.875%		343,000	376,092
02/15/2031	2.875%		125,000	120,677
04/15/2031	3.500%		175,000	177,811
11/15/2031	2.250%		230,000	221,510
04/15/2040	4.375%		175,000	195,745
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	160,000	196,575
01/31/2031	4.250%		585,000	568,259
Vodafone Group PLC
05/30/2048	5.250%		230,000	291,952
06/19/2049	4.875%		20,000	24,174
Total				5,812,472
Wirelines 0.8%
AT&T, Inc.(a)
12/01/2033	2.550%		340,000	329,857
12/01/2057	3.800%		727,000	721,899
AT&T, Inc.
05/15/2035	4.500%		35,000	40,271
03/01/2037	5.250%		45,000	55,619
05/15/2046	4.750%		40,000	46,847
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	213,018
Cincinnati Bell, Inc.(a)
07/15/2024	7.000%		1,211,000	1,245,458
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	205,038
GCI LLC(a)
10/15/2028	4.750%		80,000	81,636
Level 3 Financing, Inc.
05/01/2025	5.375%		95,000	97,086
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		310,000	319,046
Qwest Corp.
12/01/2021	6.750%		90,000	92,475
Total Play Telecomunicaciones SA de CV(a)
11/12/2025	7.500%		210,000	214,224
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2028	2.100%		75,000	76,136
03/21/2031	2.550%		225,000	226,652
Total				3,965,262
Total Corporate Bonds & Notes (Cost $95,201,833)				98,534,154

Foreign Government Obligations(k),(o) 5.9%

Australia 0.2%
Australia Government Bond(a)
11/21/2024	0.250%	AUD	495,000	381,111
09/21/2026	0.500%	AUD	170,000	128,895
New South Wales Treasury Corp.(a)
02/08/2024	1.000%	AUD	525,000	413,008
Total				923,014
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	145,000	185,845
Brazil 0.3%
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	2,130,000	444,128
01/01/2025	10.000%	BRL	2,850,000	603,393
Brazilian Government International Bond
06/12/2030	3.875%		400,000	404,970
Total				1,452,491
Canada 0.7%
Canada Government International Bond
05/19/2026	0.750%		195,000	194,365
Canada Housing Trust No. 1(a)
12/15/2025	1.950%	CAD	880,000	757,669
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		20,000	21,461
Province of Alberta
12/01/2023	3.400%	CAD	120,000	106,248
Province of Ontario
06/02/2028	2.900%	CAD	245,000	219,482
12/02/2030	1.350%	CAD	1,770,000	1,374,563
06/02/2045	3.450%	CAD	215,000	200,388
Province of Quebec
09/01/2023	3.000%	CAD	325,000	284,204
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	153,380
04/07/2025	0.200%	EUR	180,000	224,151
Total				3,535,911

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%		300,000	310,849
Colombia 0.3%
Colombia Government International Bond
08/26/2026	7.500%	COP	860,000,000	248,171
04/15/2031	3.125%		216,000	207,964
04/22/2032	3.250%		215,000	206,915
06/15/2045	5.000%		200,000	206,953
Colombian TES
07/24/2024	10.000%	COP	723,000,000	224,768
11/26/2025	6.250%	COP	840,000,000	233,379
Total				1,328,150
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%		350,000	359,846
Greece 0.2%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	151,000	203,106
06/18/2030	1.500%	EUR	215,000	279,751
01/30/2042	4.200%	EUR	150,000	277,636
Total				760,493
India 0.1%
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	201,706
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	276,468
Total				478,174
Indonesia 0.8%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	288,320
07/18/2024	2.150%	EUR	200,000	258,487
Indonesia Government International Bond
10/15/2030	3.850%		200,000	222,804
03/12/2033	1.100%	EUR	100,000	118,998
Indonesia Treasury Bond
03/15/2024	8.375%	IDR	2,201,000,000	167,695
06/15/2025	6.500%	IDR	7,027,000,000	511,971
09/15/2026	8.375%	IDR	3,564,000,000	280,855
05/15/2027	7.000%	IDR	2,047,000,000	151,606
05/15/2028	6.125%	IDR	2,189,000,000	152,859
03/15/2029	9.000%	IDR	1,012,000,000	82,016
05/15/2029	8.250%	IDR	1,034,000,000	80,675
09/15/2030	7.000%	IDR	4,827,000,000	350,813
05/15/2031	8.750%	IDR	2,700,000,000	219,198
08/15/2032	7.500%	IDR	340,000,000	24,969
05/15/2033	6.625%	IDR	509,000,000	35,644
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
06/15/2035	7.500%	IDR	1,095,000,000	79,533
05/15/2038	7.500%	IDR	1,751,000,000	126,964
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	302,389
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	241,584
11/15/2028	6.530%		200,000	243,226
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	203,907
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		80,000	86,701
Total				4,231,214
Ireland 0.1%
Ireland Government Bond(a)
03/18/2024	3.400%	EUR	105,000	142,278
05/15/2029	1.100%	EUR	200,000	266,050
Total				408,328
Israel 0.0%
Israel Electric Corp., Ltd.(a)
06/21/2023	6.875%		200,000	223,613
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(a)
07/01/2025	1.850%	EUR	345,000	452,023
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	197,480
Total				649,503
Japan 0.2%
Japan Government 5-Year Bond
06/20/2025	0.100%	JPY	94,650,000	869,644
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	257,191
04/14/2033	3.500%		200,000	207,916
Total				465,107
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	975,000	236,599
09/30/2024	4.059%	MYR	975,000	248,527
03/14/2025	3.882%	MYR	545,000	138,433
11/16/2027	3.899%	MYR	650,000	166,802
06/15/2028	3.733%	MYR	375,000	94,957
04/15/2033	3.844%	MYR	1,223,000	296,981
07/05/2034	3.828%	MYR	400,000	96,619

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petronas Capital Ltd.(a)
01/28/2032	2.480%		200,000	199,225
Total				1,478,143
Mauritius 0.0%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	206,085
Mexico 0.4%
Banco Nacional de Comercio Exterior SNC(a),(l)
Subordinated
08/11/2026	3.800%		200,000	200,013
Mexican Bonos
06/03/2027	7.500%	MXN	9,500,000	505,616
Mexico Government International Bond
05/24/2031	2.659%		250,000	243,673
05/29/2031	7.750%	MXN	5,670,000	306,690
04/27/2032	4.750%		225,000	256,662
Petroleos Mexicanos
01/28/2031	5.950%		100,000	97,089
06/15/2035	6.625%		115,000	110,808
09/21/2047	6.750%		100,000	88,056
01/23/2050	7.690%		175,000	167,916
01/28/2060	6.950%		70,000	61,782
Total				2,038,305
Netherlands 0.2%
BNG Bank NV(a)
06/07/2024	0.250%	EUR	85,000	105,921
Greenko Dutch BV(a)
03/29/2026	3.850%		200,000	204,484
Petrobras Global Finance BV
02/01/2029	5.750%		25,000	28,223
01/15/2030	5.093%		353,000	378,843
03/19/2049	6.900%		235,000	273,034
Total				990,505
Norway 0.3%
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	0.720%	NOK	2,000,000	240,365
3-month NIBOR + 0.340% 06/19/2024	0.760%	NOK	2,000,000	240,807
Norway Government Bond(a)
05/24/2023	2.000%	NOK	7,320,000	900,598
Total				1,381,770
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%		200,000	209,831
09/29/2032	2.252%		200,000	192,124
Total				401,955
Paraguay 0.0%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	224,966
Peru 0.0%
Peruvian Government International Bond
06/20/2030	2.844%		165,000	167,995
Philippines 0.1%
Philippine Government International Bond
05/17/2027	0.875%	EUR	305,000	377,578
Portugal 0.3%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	428,286
Portugal Obrigacoes do Tesouro OT(a)
10/15/2025	2.875%	EUR	125,000	174,346
10/15/2027	0.700%	EUR	90,000	115,076
10/18/2030	0.475%	EUR	470,000	580,217
Total				1,297,925
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	259,257
06/02/2046	4.625%		433,000	529,699
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	213,699
Total				1,002,655
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		245,000	264,239
Saudi Government International Bond(a)
03/04/2028	3.625%		200,000	220,744
01/21/2055	3.750%		200,000	204,849
Total				689,832
Singapore 0.1%
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	203,761
Singapore Government Bond
04/01/2022	1.750%	SGD	550,000	420,951
06/01/2025	2.375%	SGD	165,000	133,372
Total				758,084

20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		300,000	318,493
Spain 0.1%
Spain Government Bond(a)
07/30/2024	0.250%	EUR	180,000	224,136
07/30/2027	0.800%	EUR	175,000	224,291
Total				448,427
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	380,000	469,486
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	238,198
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2030	3.125%		200,000	217,632
03/02/2031	1.700%		205,000	197,394
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	227,306
Total				642,332
United Kingdom 0.1%
United Kingdom Gilt(a)
09/07/2021	3.750%	GBP	95,000	136,151
07/22/2022	0.500%	GBP	195,000	278,217
Total				414,368
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%		125,000	145,158
Total Foreign Government Obligations (Cost $29,078,423)				29,874,442

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2030	0.125%		483,541	532,578
Total Inflation-Indexed Bonds (Cost $512,398)				532,578

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%	85,000	87,149
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	315,000	324,013
Local General Obligation 0.1%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable
Series 2009 (BAM)
07/01/2029	5.755%	250,000	312,458
Sales Tax 0.0%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	250,000	311,912
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2031	6.548%	250,000	326,845
Total Municipal Bonds (Cost $1,291,624)			1,362,377

Preferred Debt 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.1%
Wells Fargo & Co.(l)
12/31/2049	5.850%	11,985	324,793
Total Preferred Debt (Cost $321,963)			324,793

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Banks 0.1%
U.S. Bancorp(l)	3.500%	480	454,109
Valley National Bancorp(l)	5.500%	6,350	165,417
Total			619,526
Total Financials			619,526
Total Preferred Stocks (Cost $605,139)			619,526

Residential Mortgage-Backed Securities - Agency 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 204919 Class FP
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 09/25/2049	0.542%	260,266	262,536
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 09/15/2044	1.092%	58,163	58,798
Federal National Mortgage Association(b)
CMO Series 2012-56 Class FK
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2042	0.542%	149,443	150,995
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	1.192%	319,723	322,622
CMO Series 2019-33 Class FN
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/25/2049	0.492%	260,482	262,162
Government National Mortgage Association(e)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	1,092,346	168,338
CMO Series 2018-63 Class IO
09/20/2047	4.000%	1,307,907	215,226
Government National Mortgage Association(b)
CMO Series 2019-86 Class FE
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/20/2049	0.499%	288,360	291,571
Government National Mortgage Association(c)
CMO Series 2020-133 Class FA
02/20/2049	0.516%	195,949	193,811
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(d)
07/14/2050	2.500%	8,450,000	8,729,576
07/14/2051	2.000%	8,125,000	8,188,159
Total Residential Mortgage-Backed Securities - Agency (Cost $19,014,328)			18,843,794

Residential Mortgage-Backed Securities - Non-Agency 7.6%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month USD LIBOR + 1.250% Floor 1.250% 06/25/2037	1.342%	773,395	683,340
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.000% 11/25/2035	0.732%	265,139	267,211
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	2.888%	248,030	244,748
Alternative Loan Trust(b)
CMO Series 2007-OH3 Class A1B
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.000% 09/25/2047	0.312%	560,458	530,683
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	2.171%	224,439	230,460
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	136,617	139,774
CMO Series 2019-2 Class A1
04/25/2049	3.347%	184,937	189,011
CMO Series 2019-3 Class A1
10/25/2048	2.962%	99,458	101,342
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% Floor 0.945% 09/25/2034	1.037%	238,077	238,149
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 11.000% 04/20/2035	0.774%	475,088	475,797
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.539%	93,650	93,611

22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	69,782	69,719
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	0.366%	925,000	902,508
BCAP LLC Trust(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% Floor 0.240% 10/26/2036	0.586%	59,029	58,976
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% Floor 0.220%, Cap 14.000% 01/26/2036	0.556%	170,186	169,671
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	0.917%	737,015	751,314
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	0.272%	395,368	375,539
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	0.302%	579,522	557,674
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	0.242%	404,197	383,147
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	0.812%	523,672	520,235
CMO Series 2005-D Class M4
1-month USD LIBOR + 0.610% Floor 0.610% 10/25/2035	1.007%	710,000	712,462
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	488,491	489,717
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	718,634	725,549
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	2.779%	311,971	275,508
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% Floor 0.360% 01/25/2036	0.632%	261,305	261,071
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.855% 05/25/2036	0.947%	179,718	179,748
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	0.992%	192,878	192,030
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	0.892%	383,418	380,835
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	152,809	154,211
CMO Series 20154R Class 5A1
10/27/2036	3.000%	107,217	107,822
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	73,732	75,080
CSMC Trust(a),(c)
CMO Series 2011-5R Class 6A9
11/27/2037	3.144%	177,418	177,129
CMO Series 2021-RPL4 Class A1
01/25/2060	1.796%	725,156	724,826
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month USD LIBOR + 1.575% Floor 1.575% 12/25/2034	1.667%	920,101	920,453
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% Floor 0.470% 04/25/2036	0.797%	569,890	568,577
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	0.552%	756,444	752,025
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% Floor 0.900% 01/25/2035	0.992%	354,300	355,300

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2036	0.560%	394,142	391,388
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	2.941%	237,441	238,880
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% Floor 0.390%, Cap 14.000% 02/25/2036	0.872%	493,492	487,638
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	1.292%	34,054	34,153
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	0.842%	54,707	54,712
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	0.752%	659,057	654,440
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.051%	504,257	439,943
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	0.752%	810,000	796,951
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	0.322%	457,099	454,039
CMO Series 2007-FM2 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 01/25/2037	0.232%	922,406	672,999
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	0.298%	649,224	610,332
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% Floor 0.350% 03/25/2036	0.792%	302,224	301,580
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-HE2 Class 1A
1-month USD LIBOR + 0.130% Floor 0.130% 12/25/2036	0.352%	1,364,250	712,191
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	0.792%	470,725	476,800
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 11.500% 02/25/2037	0.362%	737,155	691,236
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month USD LIBOR + 0.220% Floor 0.220% 04/25/2046	0.312%	417,062	394,813
CMO Series 2006-AR2 Class 1A1B
1-month USD LIBOR + 0.210% Floor 0.210% 04/25/2046	0.302%	313,059	295,594
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.500% 03/25/2036	0.552%	746,406	727,695
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 11.500% 04/25/2047	0.432%	255,255	249,895
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.677%	502,859	500,675
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	0.372%	1,103,000	1,001,445
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	676,360	679,843
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	636,979	505,764

24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month USD LIBOR + 0.340% Floor 0.340% 10/25/2036	0.432%	682,874	670,361
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	2.148%	598,407	609,662
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	0.942%	779,318	790,260
MASTR Adjustable Rate Mortgages Trust(b)
Subordinated CMO Series 2004-14 Class B1
1-month USD LIBOR + 2.150% Floor 2.150% 01/25/2035	2.242%	543,755	575,109
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month USD LIBOR + 0.990% Floor 0.990% 06/25/2035	1.082%	672,400	664,959
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.487%	226,956	236,995
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month USD LIBOR + 0.780% Floor 0.780% 01/25/2035	0.872%	480,797	476,705
CMO Series 2007-NC3 Class A2D
1-month USD LIBOR + 0.260% Floor 0.260% 05/25/2037	0.352%	864,634	740,142
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	0.626%	200,535	200,675
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	0.752%	231,653	231,418
CMO Series 2007-5 Class 2A2
1-month USD LIBOR + 0.170% Floor 0.170% 05/25/2037	0.262%	1,008,763	682,615
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2036	0.472%	470,493	454,906
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	0.282%	441,245	424,085
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.412%	639,915	614,507
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% Floor 0.640% 04/25/2035	1.052%	206,955	206,796
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 09/25/2035	0.917%	388,551	388,176
CMO Series 2006-RZ2 Class M1
1-month USD LIBOR + 0.495% Floor 0.495%, Cap 14.000% 05/25/2036	0.587%	720,000	705,887
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	0.232%	530,044	519,176
Stanwich Mortgage(a),(c)
CMO Series 2019-RPL1 Class A
03/15/2049	3.720%	501,381	501,488
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	0.392%	308,792	310,718
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.220% Floor 0.220% 05/25/2037	0.532%	527,125	513,647
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	0.892%	520,207	514,393
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR8 Class A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 10/25/2036	0.292%	610,062	588,977

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month USD LIBOR + 0.740% Floor 0.370%, Cap 11.000% 09/25/2034	0.832%	533,396	540,238
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	0.692%	228,414	228,414
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	86,021	91,269
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month USD LIBOR + 0.230% Floor 0.230% 01/25/2037	0.322%	1,308,430	823,837
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	1.058%	286,191	267,770
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% Floor 0.675% 10/25/2035	0.767%	39,638	39,759
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $38,322,474)			39,021,202

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Stemline Therapeutics, Inc.(f),(i),(j),(p)	125,075	45,252
Total Health Care		45,252
Total Rights (Cost $—)		45,252

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
United AirLines, Inc.(b),(q),(r)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	61,000	61,534
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
SCIH Salt Holdings, Inc.(b),(r)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/16/2027	4.750%	125,000	124,125
Leisure 0.0%
Carnival Corp.(b),(q),(r)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 06/30/2025	3.750%	65,000	65,217
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(b),(q),(r)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 05/19/2028	3.500%	95,000	95,119
Marriott Ownership Reports, Inc.(b),(q),(r)
Term Loan
1-month USD LIBOR + 1.750% 08/29/2025	1.840%	7,000	6,886
Total			102,005
Other Industry 0.0%
AECOM(b),(r)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 04/13/2028	1.843%	80,000	79,775
Pharmaceuticals 0.1%
Jazz Pharmaceuticals, Inc.(b),(r)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	95,000	95,390
Organon & Co.(b),(q),(r)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	115,000	114,836
Total			210,226
Restaurants 0.0%
KFC Holding Co./Yum! Brands(b),(q),(r)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	1.848%	24,000	24,010

26	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
New Red Finance, Inc./Burger King/Tim Hortons(b),(q),(r)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.843%	45,000	44,283
Total			68,293
Technology 0.1%
Dell International LLC./EMC Corp.(b),(q),(r)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.250% 09/19/2025	2.000%	396,112	396,041
Transportation Services 0.0%
Signature Aviation(b),(q),(r)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 04/22/2028	3.250%	125,000	124,781
Total Senior Loans (Cost $1,233,146)			1,231,997

Treasury Bills 4.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 4.9%
U.S. Treasury Bills
06/10/2021	0.010%	265,000	264,999
06/24/2021	0.010%	130,000	129,999
07/22/2021	0.000%	560,000	559,997
07/29/2021	0.000%	2,312,000	2,311,985
08/05/2021	0.010%	1,956,000	1,955,967
08/12/2021	0.010%	4,933,000	4,932,890
08/17/2021	0.010%	530,000	529,991
08/19/2021	0.010%	4,551,000	4,550,908
08/26/2021	0.010%	3,425,000	3,424,902
08/31/2021	0.010%	1,240,000	1,239,981
09/02/2021	0.010%	1,035,000	1,034,972
09/09/2021	0.010%	3,111,000	3,110,891
09/16/2021	0.010%	559,000	558,987
11/18/2021	0.020%	190,000	189,981
11/26/2021	0.030%	351,000	350,947
Total			25,147,397
Total Treasury Bills (Cost $25,145,153)			25,147,397

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/29/2024	2.375%	300,000	317,461
04/30/2026	2.375%	60,000	64,664
11/15/2026	2.000%	260,000	275,194
02/15/2029	2.625%	95,000	103,906
02/15/2038	4.375%	905,000	1,217,508
11/15/2042	2.750%	305,000	333,784
02/15/2049	3.000%	1,110,000	1,281,010
02/15/2050	2.000%	1,480,000	1,394,206
Total U.S. Treasury Obligations (Cost $4,710,445)			4,987,733

Options Purchased Calls 0.0%
Value ($)
(Cost $225,205)	131,617

Options Purchased Puts 0.0%

(Cost $85,115)	32,350

Money Market Funds 24.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(s),(t)	123,934,863	123,922,469
Total Money Market Funds (Cost $123,926,538)		123,922,469
Total Investments in Securities (Cost $504,653,166)		514,177,144

Investments in Securities Sold Short

Common Stocks (8.8)%
Issuer	Shares	Value ($)
Communication Services (0.0)%
Diversified Telecommunication Services (0.0)%
Cincinnati Bell, Inc.(f)	(11,149)	(171,695)
Total Communication Services		(171,695)
Consumer Discretionary (0.2)%
Auto Components (0.2)%
Cooper Tire & Rubber Co.	(17,152)	(1,018,486)
Total Consumer Discretionary		(1,018,486)
Consumer Staples (0.1)%
Food & Staples Retailing (0.1)%
Performance Food Group Co.(f)	(11,901)	(596,597)
Total Consumer Staples		(596,597)

Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy (0.3)%
Oil, Gas & Consumable Fuels (0.3)%
Cabot Oil & Gas Corp.	(101,224)	(1,660,073)
Total Energy		(1,660,073)
Financials (2.4)%
Capital Markets (1.3)%
S&P Global, Inc.	(17,937)	(6,806,554)
Insurance (1.1)%
Aon PLC, Class A	(20,871)	(5,288,085)
Total Financials		(12,094,639)
Health Care (1.1)%
Life Sciences Tools & Services (0.1)%
ICON PLC(f)	(3,382)	(756,756)
Pharmaceuticals (1.0)%
Astrazeneca PLC, ADR	(86,716)	(4,922,868)
Total Health Care		(5,679,624)
Industrials (1.0)%
Commercial Services & Supplies (0.1)%
Herman Miller, Inc.	(5,664)	(270,739)
Machinery (0.5)%
Middleby Corp.(f)	(15,454)	(2,538,783)
Road & Rail (0.4)%
Canadian National Railway Co.	(18,329)	(2,063,296)
Total Industrials		(4,872,818)
Information Technology (2.8)%
Electronic Equipment, Instruments & Components (0.3)%
II-VI, Inc.(f)	(22,704)	(1,529,569)

Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment (2.0)%
Advanced Micro Devices, Inc.(f)	(72,827)	(5,831,986)
Analog Devices, Inc.	(25,692)	(4,228,903)
Total		(10,060,889)
Software (0.5)%
Salesforce.com, Inc.(f)	(11,082)	(2,638,624)
Total Information Technology		(14,229,082)
Real Estate (0.9)%
Equity Real Estate Investment Trusts (REITS) (0.9)%
Equity Commonwealth	(67,017)	(1,838,946)
Realty Income Corp.	(37,477)	(2,563,427)
Total		(4,402,373)
Total Real Estate		(4,402,373)
Total Common Stocks (Proceeds $42,444,978)		(44,725,387)

Exchange-Traded Equity Funds (0.1)%

Financials (0.1)%
Diversified Financial Services (0.1)%
iShares Russell 2000 ETF	(2,305)	(519,777)
Total Financials		(519,777)
Total Exchange-Traded Equity Funds (Proceeds $498,483)		(519,777)
Total Investments in Securities Sold Short (Proceeds $42,943,461)		(45,245,164)
Total Investments in Securities, Net of Securities Sold Short		468,931,980
Other Assets & Liabilities, Net		41,215,480
Net Assets		510,147,460

At May 31, 2021, securities and/or cash totaling $98,922,969 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
650,000 AUD	503,749 USD	ANZ Securities	06/16/2021	2,631	—
703,533 NZD	653,750 AUD	ANZ Securities	06/16/2021	—	(5,610)
427,803 NZD	306,747 USD	ANZ Securities	06/16/2021	—	(3,141)
431,768 USD	601,805 NZD	ANZ Securities	06/16/2021	4,162	—
653,750 AUD	714,270 NZD	Barclays	06/16/2021	13,388	—
28	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
476,125 CAD	389,000 USD	Barclays	06/16/2021	—	(5,120)
633,750 EUR	744,639 USD	Barclays	06/16/2021	—	(28,397)
70,839,275 JPY	650,000 USD	Barclays	06/16/2021	4,968	—
710,370 USD	512,513 GBP	Barclays	06/16/2021	16,977	—
645,000 USD	808,283 CAD	BMO Capital Markets Corp.	06/16/2021	24,068	—
476,288 CAD	323,750 EUR	CIBC	06/16/2021	650	—
476,280 CAD	389,000 USD	CIBC	06/16/2021	—	(5,248)
323,750 EUR	3,259,188 NOK	CIBC	06/16/2021	—	(5,178)
24,831,985 JPY	229,128 USD	CIBC	06/16/2021	3,018	—
646,250 USD	784,742 CAD	CIBC	06/16/2021	3,331	—
3,811,000 AUD	2,974,183 USD	Citi	06/16/2021	36,088	—
370,000 AUD	282,503 USD	Citi	06/16/2021	—	(2,749)
10,075,500 BRL	1,863,058 USD	Citi	06/16/2021	—	(67,582)
326,875 CAD	29,327,716 JPY	Citi	06/16/2021	—	(3,530)
1,486,500 CAD	1,231,250 USD	Citi	06/16/2021	778	—
763,000 CAD	608,815 USD	Citi	06/16/2021	—	(22,769)
587,000 CHF	654,767 USD	Citi	06/16/2021	1,945	—
2,887,000 CHF	3,145,737 USD	Citi	06/16/2021	—	(64,991)
421,038,496 CLP	586,469 USD	Citi	06/16/2021	5,410	—
156,339,000 CLP	213,614 USD	Citi	06/16/2021	—	(2,144)
206,455,460 COP	56,255 USD	Citi	06/16/2021	627	—
1,972,625 EUR	2,357,051 USD	Citi	06/16/2021	—	(49,119)
180,500 GBP	251,812 USD	Citi	06/16/2021	—	(4,350)
709,742,500 HUF	2,369,250 USD	Citi	06/16/2021	—	(115,679)
353,520,500 IDR	24,753 USD	Citi	06/16/2021	50	—
5,930,499,500 IDR	406,581 USD	Citi	06/16/2021	—	(7,830)
563,000 ILS	173,361 USD	Citi	06/16/2021	62	—
1,397,000 ILS	424,462 USD	Citi	06/16/2021	—	(5,555)
177,302,897 INR	2,368,530 USD	Citi	06/16/2021	—	(73,375)
200,041,476 JPY	1,846,339 USD	Citi	06/16/2021	24,848	—
9,565,000 JPY	86,754 USD	Citi	06/16/2021	—	(341)
711,205,000 KRW	640,066 USD	Citi	06/16/2021	2,039	—
5,030,041,016 KRW	4,463,869 USD	Citi	06/16/2021	—	(48,621)
20,651,500 MXN	1,037,630 USD	Citi	06/16/2021	2,483	—
10,551,500 MXN	515,476 USD	Citi	06/16/2021	—	(13,414)
5,374,500 NOK	645,801 USD	Citi	06/16/2021	3,131	—
1,896,500 NOK	223,359 USD	Citi	06/16/2021	—	(3,420)
699,698 NZD	653,750 AUD	Citi	06/16/2021	—	(2,832)
4,803,403 NZD	3,373,142 USD	Citi	06/16/2021	—	(106,308)
16,965,000 PHP	348,278 USD	Citi	06/16/2021	—	(6,406)
9,155,500 PLN	2,396,227 USD	Citi	06/16/2021	—	(94,254)
18,508,500 SEK	2,240,762 USD	Citi	06/16/2021	11,685	—
48,465,500 SEK	5,719,389 USD	Citi	06/16/2021	—	(117,569)
4,470,440 SGD	3,339,596 USD	Citi	06/16/2021	—	(40,580)
4,062,000 TWD	147,187 USD	Citi	06/16/2021	401	—
79,248,000 TWD	2,829,269 USD	Citi	06/16/2021	—	(34,473)
33,150 USD	43,000 AUD	Citi	06/16/2021	—	—
4,277,809 USD	5,438,000 AUD	Citi	06/16/2021	—	(85,376)
1,866,265 USD	10,075,500 BRL	Citi	06/16/2021	64,375	—
1,683,087 USD	2,108,000 CAD	Citi	06/16/2021	61,840	—
117,548 USD	141,500 CAD	Citi	06/16/2021	—	(419)
3,367,917 USD	3,089,500 CHF	Citi	06/16/2021	68,017	—
429,899 USD	384,500 CHF	Citi	06/16/2021	—	(2,284)
817,821 USD	577,377,496 CLP	Citi	06/16/2021	—	(21,004)
30,362 USD	112,720,000 COP	Citi	06/16/2021	10	—
25,968 USD	93,735,460 COP	Citi	06/16/2021	—	(711)
1,963,902 USD	1,647,000 EUR	Citi	06/16/2021	45,077	—
647,293 USD	530,000 EUR	Citi	06/16/2021	—	(809)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
891,088 USD	641,113 GBP	Citi	06/16/2021	18,765	—
2,362,214 USD	709,742,500 HUF	Citi	06/16/2021	122,715	—
224,911 USD	3,226,589,380 IDR	Citi	06/16/2021	557	—
214,219 USD	3,057,430,620 IDR	Citi	06/16/2021	—	(571)
472,584 USD	1,542,000 ILS	Citi	06/16/2021	2,065	—
128,848 USD	418,000 ILS	Citi	06/16/2021	—	(182)
2,405,462 USD	177,302,897 INR	Citi	06/16/2021	36,443	—
1,931,522 USD	209,606,476 JPY	Citi	06/16/2021	—	(22,936)
1,373,749 USD	1,548,292,000 KRW	Citi	06/16/2021	15,236	—
3,788,083 USD	4,192,954,016 KRW	Citi	06/16/2021	—	(26,550)
1,253,008 USD	25,475,500 MXN	Citi	06/16/2021	23,940	—
287,663 USD	5,727,500 MXN	Citi	06/16/2021	—	(575)
486,287 USD	4,136,500 NOK	Citi	06/16/2021	8,346	—
376,865 USD	3,134,500 NOK	Citi	06/16/2021	—	(2,048)
3,458,483 USD	4,804,609 NZD	Citi	06/16/2021	21,841	—
151,622 USD	208,406 NZD	Citi	06/16/2021	—	(658)
349,454 USD	16,965,000 PHP	Citi	06/16/2021	5,230	—
2,399,899 USD	9,155,500 PLN	Citi	06/16/2021	90,582	—
2,009,070 USD	16,879,500 SEK	Citi	06/16/2021	23,818	—
6,051,482 USD	50,094,500 SEK	Citi	06/16/2021	—	(18,335)
722,382 USD	960,000 SGD	Citi	06/16/2021	3,491	—
2,300,690 USD	3,036,500 SGD	Citi	06/16/2021	—	(4,740)
1,397,686 USD	38,934,000 TWD	Citi	06/16/2021	9,251	—
1,614,209 USD	44,376,000 TWD	Citi	06/16/2021	—	(10,617)
5,723,941 USD	84,283,000 ZAR	Citi	06/17/2021	379,677	—
84,283,000 ZAR	5,911,758 USD	Citi	06/17/2021	—	(191,860)
102,500 CAD	85,034 USD	Citi	09/15/2021	199	—
489,500 CAD	404,490 USD	Citi	09/15/2021	—	(649)
359,500 CHF	402,935 USD	Citi	09/15/2021	2,185	—
67,037,000 CLP	93,487 USD	Citi	09/15/2021	1,024	—
100,209,000 CLP	136,786 USD	Citi	09/15/2021	—	(1,431)
35,500 EUR	43,397 USD	Citi	09/15/2021	18	—
2,285,419,880 IDR	157,533 USD	Citi	09/15/2021	—	(307)
93,896,976 JPY	860,397 USD	Citi	09/15/2021	4,810	—
149,668,000 KRW	132,563 USD	Citi	09/15/2021	—	(1,797)
1,893,500 MXN	94,110 USD	Citi	09/15/2021	179	—
4,025,500 MXN	198,964 USD	Citi	09/15/2021	—	(728)
772,500 NOK	92,688 USD	Citi	09/15/2021	312	—
1,492,000 NZD	1,080,180 USD	Citi	09/15/2021	—	(249)
341,500 PHP	7,065 USD	Citi	09/15/2021	—	(25)
151,000 SEK	18,313 USD	Citi	09/15/2021	115	—
77,500 SEK	9,332 USD	Citi	09/15/2021	—	(8)
29,000 SGD	21,773 USD	Citi	09/15/2021	—	(150)
2,287,000 TWD	83,132 USD	Citi	09/15/2021	—	(615)
1,593,486 USD	8,550,500 BRL	Citi	09/15/2021	28,983	—
1,231,241 USD	1,486,500 CAD	Citi	09/15/2021	—	(926)
187,091 USD	167,000 CHF	Citi	09/15/2021	—	(929)
491,738 USD	353,198,496 CLP	Citi	09/15/2021	—	(4,577)
17,890 USD	65,683,960 COP	Citi	09/15/2021	—	(278)
43,406 USD	35,500 EUR	Citi	09/15/2021	—	(27)
794,227 USD	227,828,504 HUF	Citi	09/15/2021	1,777	—
256,753 USD	73,205,000 HUF	Citi	09/15/2021	—	(984)
108,345 USD	1,573,709,000 IDR	Citi	09/15/2021	341	—
81,163 USD	1,174,770,000 IDR	Citi	09/15/2021	—	(28)
280,166 USD	20,807,898 INR	Citi	09/15/2021	2,259	—
28,979 USD	2,131,500 INR	Citi	09/15/2021	—	(48)
863,375 USD	93,897,000 JPY	Citi	09/15/2021	—	(7,788)
458,158 USD	516,195,516 KRW	Citi	09/15/2021	5,244	—
30	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
62,373 USD	1,260,500 MXN	Citi	09/15/2021	156	—
1,080,911 USD	21,739,500 MXN	Citi	09/15/2021	—	(2,484)
645,885 USD	5,374,500 NOK	Citi	09/15/2021	—	(3,196)
259,622 USD	359,500 NZD	Citi	09/15/2021	709	—
824,890 USD	1,132,500 NZD	Citi	09/15/2021	—	(4,792)
282,846 USD	13,694,500 PHP	Citi	09/15/2021	1,481	—
2,339,885 USD	8,621,500 PLN	Citi	09/15/2021	5,873	—
453,129 USD	1,656,500 PLN	Citi	09/15/2021	—	(2,425)
1,975,724 USD	16,299,000 SEK	Citi	09/15/2021	—	(11,385)
757,357 USD	1,008,000 SGD	Citi	09/15/2021	4,623	—
1,519,970 USD	41,885,000 TWD	Citi	09/15/2021	13,808	—
4,278,296 USD	60,498,500 ZAR	Citi	09/15/2021	50,289	—
198,000 ZAR	14,257 USD	Citi	09/15/2021	91	—
609,500 ZAR	43,239 USD	Citi	09/15/2021	—	(369)
1,570,900 CAD	1,297,709 USD	Goldman Sachs	06/15/2021	—	(2,628)
297,500 EUR	363,266 USD	Goldman Sachs	06/15/2021	388	—
8,137,700 EUR	9,786,176 USD	Goldman Sachs	06/15/2021	—	(139,843)
694,000 GBP	969,153 USD	Goldman Sachs	06/15/2021	—	(15,755)
3,880,200 NOK	466,302 USD	Goldman Sachs	06/15/2021	2,317	—
7,773,100 NOK	928,069 USD	Goldman Sachs	06/15/2021	—	(1,419)
14,410 USD	17,400 CAD	Goldman Sachs	06/15/2021	—	(7)
1,010,169 USD	844,200 EUR	Goldman Sachs	06/15/2021	19,550	—
972,133 USD	694,000 GBP	Goldman Sachs	06/15/2021	12,775	—
15,172 USD	125,500 NOK	Goldman Sachs	06/15/2021	—	(165)
650,000 AUD	505,008 USD	Goldman Sachs	06/16/2021	3,889	—
650,000 AUD	494,155 USD	Goldman Sachs	06/16/2021	—	(6,964)
781,351 CAD	647,500 USD	Goldman Sachs	06/16/2021	725	—
476,134 CAD	389,000 USD	Goldman Sachs	06/16/2021	—	(5,127)
323,750 EUR	478,522 CAD	Goldman Sachs	06/16/2021	1,199	—
327,083 EUR	3,323,919 NOK	Goldman Sachs	06/16/2021	—	(1,503)
649,375 GBP	907,826 USD	Goldman Sachs	06/16/2021	—	(13,753)
3,246,856 NOK	323,750 EUR	Goldman Sachs	06/16/2021	6,652	—
474,665 SGD	354,993 USD	Goldman Sachs	06/16/2021	—	(3,909)
711,916 USD	911,165 AUD	Goldman Sachs	06/16/2021	—	(9,452)
900,335 USD	648,750 GBP	Goldman Sachs	06/16/2021	20,357	—
530,000 USD	57,817,912 JPY	Goldman Sachs	06/16/2021	—	(3,535)
476,255 CAD	323,750 EUR	HSBC	06/16/2021	677	—
485,085 CAD	389,000 USD	HSBC	06/16/2021	—	(12,536)
323,750 EUR	3,264,153 NOK	HSBC	06/16/2021	—	(4,584)
324,375 GBP	450,359 USD	HSBC	06/16/2021	—	(9,987)
7,782,960 NOK	774,838 EUR	HSBC	06/16/2021	14,464	—
380,764 USD	277,027 GBP	HSBC	06/16/2021	12,387	—
144,425 USD	200,070 NZD	HSBC	06/16/2021	500	—
3,811,000 AUD	2,974,180 USD	JPMorgan	06/16/2021	36,084	—
370,000 AUD	282,503 USD	JPMorgan	06/16/2021	—	(2,749)
10,075,500 BRL	1,863,056 USD	JPMorgan	06/16/2021	—	(67,584)
326,875 CAD	29,317,864 JPY	JPMorgan	06/16/2021	—	(3,620)
1,486,500 CAD	1,231,248 USD	JPMorgan	06/16/2021	776	—
763,000 CAD	608,815 USD	JPMorgan	06/16/2021	—	(22,770)
587,000 CHF	654,766 USD	JPMorgan	06/16/2021	1,944	—
2,887,000 CHF	3,145,733 USD	JPMorgan	06/16/2021	—	(64,995)
421,038,496 CLP	586,468 USD	JPMorgan	06/16/2021	5,409	—
156,339,000 CLP	213,614 USD	JPMorgan	06/16/2021	—	(2,144)
206,455,460 COP	56,255 USD	JPMorgan	06/16/2021	627	—
652,500 EUR	562,013 GBP	JPMorgan	06/16/2021	1,690	—
2,280,750 EUR	2,707,402 USD	JPMorgan	06/16/2021	—	(74,613)
829,875 GBP	1,158,795 USD	JPMorgan	06/16/2021	—	(18,946)
709,742,500 HUF	2,369,247 USD	JPMorgan	06/16/2021	—	(115,682)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
353,520,500 IDR	24,753 USD	JPMorgan	06/16/2021	50	—
5,930,499,500 IDR	406,580 USD	JPMorgan	06/16/2021	—	(7,831)
563,000 ILS	173,361 USD	JPMorgan	06/16/2021	62	—
1,397,000 ILS	424,461 USD	JPMorgan	06/16/2021	—	(5,555)
1 INR	0 USD	JPMorgan	06/16/2021	—	—
177,302,896 INR	2,368,527 USD	JPMorgan	06/16/2021	—	(73,378)
200,041,476 JPY	1,846,336 USD	JPMorgan	06/16/2021	24,846	—
9,565,000 JPY	86,754 USD	JPMorgan	06/16/2021	—	(341)
711,205,000 KRW	640,065 USD	JPMorgan	06/16/2021	2,038	—
5,030,041,016 KRW	4,463,864 USD	JPMorgan	06/16/2021	—	(48,626)
20,651,500 MXN	1,037,629 USD	JPMorgan	06/16/2021	2,482	—
10,551,500 MXN	515,475 USD	JPMorgan	06/16/2021	—	(13,414)
5,374,500 NOK	645,800 USD	JPMorgan	06/16/2021	3,130	—
1,896,500 NOK	223,359 USD	JPMorgan	06/16/2021	—	(3,420)
4,593,000 NZD	3,221,384 USD	JPMorgan	06/16/2021	—	(105,657)
16,965,000 PHP	348,278 USD	JPMorgan	06/16/2021	—	(6,406)
9,155,500 PLN	2,396,224 USD	JPMorgan	06/16/2021	—	(94,257)
18,508,500 SEK	2,240,760 USD	JPMorgan	06/16/2021	11,683	—
48,465,500 SEK	5,719,382 USD	JPMorgan	06/16/2021	—	(117,576)
3,996,500 SGD	2,984,600 USD	JPMorgan	06/16/2021	—	(37,222)
4,062,000 TWD	147,187 USD	JPMorgan	06/16/2021	401	—
79,248,000 TWD	2,829,192 USD	JPMorgan	06/16/2021	—	(34,551)
33,150 USD	43,000 AUD	JPMorgan	06/16/2021	—	—
3,274,782 USD	4,138,000 AUD	JPMorgan	06/16/2021	—	(84,585)
1,866,267 USD	10,075,500 BRL	JPMorgan	06/16/2021	64,373	—
2,984,756 USD	3,739,337 CAD	JPMorgan	06/16/2021	110,534	—
117,548 USD	141,500 CAD	JPMorgan	06/16/2021	—	(419)
3,367,921 USD	3,089,500 CHF	JPMorgan	06/16/2021	68,013	—
429,899 USD	384,500 CHF	JPMorgan	06/16/2021	—	(2,284)
817,822 USD	577,377,496 CLP	JPMorgan	06/16/2021	—	(21,005)
30,362 USD	112,720,000 COP	JPMorgan	06/16/2021	10	—
25,968 USD	93,735,460 COP	JPMorgan	06/16/2021	—	(712)
2,355,644 USD	1,972,625 EUR	JPMorgan	06/16/2021	50,527	—
251,312 USD	180,500 GBP	JPMorgan	06/16/2021	4,849	—
2,362,217 USD	709,742,500 HUF	JPMorgan	06/16/2021	122,712	—
224,911 USD	3,226,589,380 IDR	JPMorgan	06/16/2021	557	—
214,214 USD	3,057,430,620 IDR	JPMorgan	06/16/2021	—	(566)
472,585 USD	1,542,000 ILS	JPMorgan	06/16/2021	2,065	—
128,848 USD	418,000 ILS	JPMorgan	06/16/2021	—	(182)
2,405,458 USD	177,302,897 INR	JPMorgan	06/16/2021	36,447	—
1,931,524 USD	209,606,476 JPY	JPMorgan	06/16/2021	—	(22,938)
1,373,751 USD	1,548,292,000 KRW	JPMorgan	06/16/2021	15,234	—
3,788,154 USD	4,192,954,016 KRW	JPMorgan	06/16/2021	—	(26,621)
1,253,009 USD	25,475,500 MXN	JPMorgan	06/16/2021	23,939	—
287,664 USD	5,727,500 MXN	JPMorgan	06/16/2021	—	(575)
486,288 USD	4,136,500 NOK	JPMorgan	06/16/2021	8,345	—
376,865 USD	3,134,500 NOK	JPMorgan	06/16/2021	—	(2,049)
3,309,266 USD	4,593,000 NZD	JPMorgan	06/16/2021	17,775	—
349,358 USD	16,965,000 PHP	JPMorgan	06/16/2021	5,326	—
2,399,902 USD	9,155,500 PLN	JPMorgan	06/16/2021	90,579	—
2,009,072 USD	16,879,500 SEK	JPMorgan	06/16/2021	23,816	—
6,051,489 USD	50,094,500 SEK	JPMorgan	06/16/2021	—	(18,342)
722,383 USD	960,000 SGD	JPMorgan	06/16/2021	3,490	—
2,300,693 USD	3,036,500 SGD	JPMorgan	06/16/2021	—	(4,743)
1,397,688 USD	38,934,000 TWD	JPMorgan	06/16/2021	9,249	—
1,614,172 USD	44,376,000 TWD	JPMorgan	06/16/2021	—	(10,580)
5,723,948 USD	84,283,000 ZAR	JPMorgan	06/17/2021	379,670	—
84,283,000 ZAR	5,911,751 USD	JPMorgan	06/17/2021	—	(191,867)
32	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
102,500 CAD	85,034 USD	JPMorgan	09/15/2021	199	—
489,500 CAD	404,490 USD	JPMorgan	09/15/2021	—	(650)
359,500 CHF	402,934 USD	JPMorgan	09/15/2021	2,185	—
67,037,000 CLP	93,487 USD	JPMorgan	09/15/2021	1,024	—
100,209,000 CLP	136,786 USD	JPMorgan	09/15/2021	—	(1,431)
35,500 EUR	43,397 USD	JPMorgan	09/15/2021	18	—
2,285,419,880 IDR	157,527 USD	JPMorgan	09/15/2021	—	(313)
93,896,976 JPY	860,396 USD	JPMorgan	09/15/2021	4,809	—
149,668,000 KRW	132,563 USD	JPMorgan	09/15/2021	—	(1,798)
1,893,500 MXN	94,110 USD	JPMorgan	09/15/2021	179	—
4,025,500 MXN	198,964 USD	JPMorgan	09/15/2021	—	(729)
772,500 NOK	92,688 USD	JPMorgan	09/15/2021	311	—
1,492,000 NZD	1,080,179 USD	JPMorgan	09/15/2021	—	(251)
341,500 PHP	7,065 USD	JPMorgan	09/15/2021	—	(25)
151,000 SEK	18,313 USD	JPMorgan	09/15/2021	115	—
77,500 SEK	9,332 USD	JPMorgan	09/15/2021	—	(8)
29,000 SGD	21,773 USD	JPMorgan	09/15/2021	—	(150)
2,287,000 TWD	83,132 USD	JPMorgan	09/15/2021	—	(616)
1,593,488 USD	8,550,500 BRL	JPMorgan	09/15/2021	28,981	—
1,231,243 USD	1,486,500 CAD	JPMorgan	09/15/2021	—	(927)
187,091 USD	167,000 CHF	JPMorgan	09/15/2021	—	(929)
491,739 USD	353,198,496 CLP	JPMorgan	09/15/2021	—	(4,577)
17,890 USD	65,683,960 COP	JPMorgan	09/15/2021	—	(278)
43,406 USD	35,500 EUR	JPMorgan	09/15/2021	—	(27)
794,228 USD	227,828,504 HUF	JPMorgan	09/15/2021	1,776	—
256,753 USD	73,205,000 HUF	JPMorgan	09/15/2021	—	(985)
108,345 USD	1,573,709,000 IDR	JPMorgan	09/15/2021	341	—
81,163 USD	1,174,770,000 IDR	JPMorgan	09/15/2021	—	(28)
280,167 USD	20,807,896 INR	JPMorgan	09/15/2021	2,258	—
28,979 USD	2,131,500 INR	JPMorgan	09/15/2021	—	(48)
863,376 USD	93,897,000 JPY	JPMorgan	09/15/2021	—	(7,789)
458,159 USD	516,195,516 KRW	JPMorgan	09/15/2021	5,243	—
62,373 USD	1,260,500 MXN	JPMorgan	09/15/2021	156	—
1,080,913 USD	21,739,500 MXN	JPMorgan	09/15/2021	—	(2,485)
645,886 USD	5,374,500 NOK	JPMorgan	09/15/2021	—	(3,197)
259,622 USD	359,500 NZD	JPMorgan	09/15/2021	709	—
824,891 USD	1,132,500 NZD	JPMorgan	09/15/2021	—	(4,793)
282,846 USD	13,694,500 PHP	JPMorgan	09/15/2021	1,480	—
2,339,888 USD	8,621,500 PLN	JPMorgan	09/15/2021	5,870	—
453,130 USD	1,656,500 PLN	JPMorgan	09/15/2021	—	(2,425)
1,975,727 USD	16,299,000 SEK	JPMorgan	09/15/2021	—	(11,388)
757,358 USD	1,008,000 SGD	JPMorgan	09/15/2021	4,622	—
1,519,930 USD	41,885,000 TWD	JPMorgan	09/15/2021	13,849	—
4,278,302 USD	60,498,500 ZAR	JPMorgan	09/15/2021	50,283	—
198,000 ZAR	14,257 USD	JPMorgan	09/15/2021	91	—
609,500 ZAR	43,239 USD	JPMorgan	09/15/2021	—	(370)
921,365 AUD	711,459 USD	Morgan Stanley	06/16/2021	1,131	—
1,910,093 CAD	1,295,000 EUR	Morgan Stanley	06/16/2021	—	(1,490)
781,144 CAD	647,500 USD	Morgan Stanley	06/16/2021	897	—
1,678,776 CAD	1,365,250 USD	Morgan Stanley	06/16/2021	—	(24,381)
647,500 EUR	559,659 GBP	Morgan Stanley	06/16/2021	4,447	—
451,087 EUR	4,579,510 NOK	Morgan Stanley	06/16/2021	—	(2,621)
351,361 NZD	326,875 AUD	Morgan Stanley	06/16/2021	—	(2,511)
323,582 EUR	479,327 CAD	RBC Capital Markets	06/16/2021	2,071	—
648,333 USD	813,238 CAD	RBC Capital Markets	06/16/2021	24,836	—
323,750 EUR	279,426 GBP	Standard Chartered	06/16/2021	1,652	—
70,550,090 JPY	650,000 USD	Standard Chartered	06/16/2021	7,602	—
1,510,571 USD	1,267,500 EUR	Standard Chartered	06/16/2021	35,501	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
650,000 USD	70,787,275 JPY	Standard Chartered	06/16/2021	—	(5,442)
325,000 AUD	251,933 USD	State Street	06/16/2021	1,374	—
403,557 CAD	325,417 USD	State Street	06/16/2021	—	(8,634)
558,323 GBP	650,000 EUR	State Street	06/16/2021	498	—
57,574,377 JPY	530,000 USD	State Street	06/16/2021	5,753	—
210,403 NZD	151,746 USD	State Street	06/16/2021	—	(664)
650,833 USD	815,787 CAD	State Street	06/16/2021	24,446	—
630,208 USD	68,345,030 JPY	State Street	06/16/2021	—	(7,888)
835,887 GBP	973,750 EUR	UBS	06/16/2021	1,488	—
290,370 GBP	403,705 USD	UBS	06/16/2021	—	(8,381)
Total				2,749,299	(3,024,656)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	18	09/2021	EUR	4,524,075	507	—
3-Month Euro Euribor	41	09/2021	EUR	10,304,838	—	(1,401)
3-Month Euro Euribor	44	12/2021	EUR	11,058,300	—	(2,469)
3-Month Euro Euribor	18	03/2022	EUR	4,523,175	—	(1,372)
3-Month Euro Euribor	5	06/2022	EUR	1,256,313	—	(577)
3-Month Euro Euribor	1	03/2023	EUR	251,050	—	(182)
3-Month Euro Swiss Franc	1	09/2021	CHF	251,875	—	(1)
90-Day Sterling	27	09/2021	GBP	3,372,300	—	(1,235)
90-Day Sterling	12	12/2021	GBP	1,498,350	—	(2,328)
90-Day Sterling	6	03/2022	GBP	748,388	—	(2,130)
90-Day Sterling	10	06/2022	GBP	1,246,688	—	(4,187)
90-Day Sterling	9	09/2022	GBP	1,121,456	—	(4,272)
90-Day Sterling	7	12/2022	GBP	871,719	—	(3,869)
Amsterdam Index	4	06/2021	EUR	570,160	7,402	—
Australian 3-Year Bond	100	06/2021	AUD	11,727,342	—	(126)
Australian 3-Year Bond	116	06/2021	AUD	13,603,717	—	(2,494)
Australian Dollar	81	06/2021	USD	6,248,340	8,142	—
Banker’s Acceptance	27	09/2021	CAD	6,719,625	1,177	—
Banker’s Acceptance	11	12/2021	CAD	2,736,938	993	—
Brent Crude	23	06/2021	USD	1,580,560	5,147	—
Brent Crude	24	06/2021	USD	1,649,280	5,121	—
British Pound	72	06/2021	USD	6,388,200	123,040	—
CAC40 Index	23	06/2021	EUR	1,488,445	33,557	—
Canadian Dollar	322	06/2021	USD	26,642,280	503,586	—
Cocoa	1	07/2021	USD	24,120	—	(852)
Cocoa	2	09/2021	USD	49,120	—	(868)
Coffee	16	07/2021	USD	974,100	159,601	—
Copper	22	07/2021	USD	2,572,625	175,001	—
Copper	5	09/2021	USD	1,282,969	92,034	—
Corn	7	07/2021	USD	229,863	2,009	—
Corn	31	12/2021	USD	845,525	—	(72,799)
Cotton	8	12/2021	USD	333,280	5,089	—
DAX Index	2	06/2021	EUR	775,600	33,247	—
DJIA Index E-mini	15	06/2021	USD	2,588,475	91,371	—
DJIA Index E-mini	1	06/2021	USD	172,565	9,228	—
Euro FX	66	06/2021	USD	10,068,713	41,790	—
EURO STOXX 50 Index	42	06/2021	EUR	1,707,720	111,881	—
EURO STOXX 50 Index	3	06/2021	EUR	121,980	8,376	—
Euro-BTP	6	06/2021	EUR	884,040	—	(9,127)
Eurodollar 90-Day	266	09/2021	USD	66,416,875	15,206	—
FTSE 100 Index	12	06/2021	GBP	842,820	23,628	—
FTSE 100 Index	2	06/2021	GBP	140,470	4,898	—
34	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE China A50 Index	41	06/2021	USD	747,594	965	—
FTSE Taiwan Index	9	06/2021	USD	534,600	7,186	—
FTSE/JSE Top 40 Index	4	06/2021	ZAR	2,460,960	—	(828)
FTSE/MIB Index	4	06/2021	EUR	503,360	15,060	—
FTSE/MIB Index	1	06/2021	EUR	125,840	6,993	—
Gas Oil	15	07/2021	USD	850,875	20,595	—
Gas Oil	7	07/2021	USD	397,075	7,539	—
Gold 100 oz.	33	08/2021	USD	6,287,490	85,252	—
Hang Seng Index	3	06/2021	HKD	4,347,900	6,951	—
H-Shares Index	5	06/2021	HKD	2,677,750	4,396	—
IBEX 35 Index	10	06/2021	EUR	919,720	5,659	—
Indian Rupee	25	06/2021	USD	686,600	3,890	—
Lean Hogs	5	07/2021	USD	238,700	13,846	—
Lean Hogs	7	08/2021	USD	325,430	25,204	—
Mexican Peso	134	06/2021	USD	3,358,710	131,571	—
MSCI EAFE Index	20	06/2021	USD	2,337,000	125,909	—
MSCI EAFE Index	3	06/2021	USD	350,550	16,983	—
MSCI Emerging Markets Index	19	06/2021	USD	1,292,855	12,672	—
MSCI Singapore Index	20	06/2021	SGD	723,000	9,344	—
MSCI Singapore Index	3	06/2021	SGD	108,450	711	—
NASDAQ 100 Index E-mini	5	06/2021	USD	1,368,650	57,698	—
Natural Gas	5	06/2021	USD	149,300	—	(4,394)
New Zealand Dollar	45	06/2021	USD	3,266,100	35,813	—
Nickel	3	09/2021	USD	326,169	25,451	—
Nikkei 225 Index	2	06/2021	JPY	58,240,000	11,266	—
NY Harbor ULSD Heat Oil	27	06/2021	USD	2,311,432	26,018	—
OMXS30 Index	36	06/2021	SEK	8,136,000	6,206	—
OMXS30 Index	1	06/2021	SEK	226,000	159	—
Platinum	3	07/2021	USD	177,360	—	(5,654)
Primary Aluminum	23	09/2021	USD	1,430,169	63,199	—
Primary Aluminum	1	09/2021	USD	62,181	2,797	—
RBOB Gasoline	13	06/2021	USD	1,166,747	24,488	—
Russell 2000 Index E-mini	1	06/2021	USD	113,430	—	(836)
Russell 2000 Index E-mini	9	06/2021	USD	1,020,870	—	(21,153)
S&P 500 Index E-mini	15	06/2021	USD	3,151,800	66,499	—
S&P 500 Index E-mini	1	06/2021	USD	210,120	3,406	—
S&P Mid 400 Index E-mini	5	06/2021	USD	1,363,350	51,757	—
S&P Mid 400 Index E-mini	1	06/2021	USD	272,670	2,669	—
S&P/TSX 60 Index	22	06/2021	CAD	5,226,320	132,956	—
S&P/TSX 60 Index	2	06/2021	CAD	475,120	19,242	—
Short Term Euro-BTP	10	06/2021	EUR	1,131,300	901	—
Silver	6	07/2021	USD	840,420	43,570	—
South African Rand	90	06/2021	USD	3,263,625	235,600	—
Soybean	2	07/2021	USD	153,050	721	—
Soybean	18	11/2021	USD	1,235,475	—	(61,657)
Soybean Meal	13	07/2021	USD	514,150	—	(39,632)
Soybean Oil	2	07/2021	USD	78,948	1,790	—
Soybean Oil	24	12/2021	USD	846,576	—	(12,664)
SPI 200 Index	11	06/2021	AUD	1,973,125	69,546	—
SPI 200 Index	2	06/2021	AUD	358,750	8,779	—
Sugar #11	21	06/2021	USD	408,307	38,200	—
Sugar #11	34	09/2021	USD	662,211	16,628	—
Swiss Franc	25	06/2021	USD	3,475,313	—	(8,628)
TOPIX Index	3	06/2021	JPY	58,440,000	10,987	—
TOPIX Index	4	06/2021	JPY	77,920,000	7,750	—
U.S. Treasury 2-Year Note	88	09/2021	USD	19,424,625	3,869	—
U.S. Treasury 5-Year Note	71	09/2021	USD	8,793,461	—	(2,302)
Wheat	5	07/2021	USD	153,313	—	(8,762)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Wheat	19	07/2021	USD	630,325	—	(17,735)
WTI Crude	45	06/2021	USD	2,984,400	74,261	—
Zinc	7	09/2021	USD	536,244	39,122	—
Zinc	1	09/2021	USD	76,606	2,961	—
Total					3,047,066	(294,534)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(1)	09/2022	EUR	(251,213)	—	(16)
3-Month Euro Euribor	(1)	12/2022	EUR	(251,138)	—	(46)
3-Month Euro Swiss Franc	(2)	12/2021	CHF	(503,750)	—	(112)
3-Month Euro Swiss Franc	(2)	03/2022	CHF	(503,600)	—	(194)
90-Day Sterling	(35)	09/2021	GBP	(4,371,500)	—	(799)
Australian 10-Year Bond	(10)	06/2021	AUD	(1,401,738)	—	(7,111)
Australian 10-Year Bond	(27)	06/2021	AUD	(3,784,692)	—	(33,858)
CAC40 Index	(1)	06/2021	EUR	(64,715)	—	(879)
Canadian Government 10-Year Bond	(8)	09/2021	CAD	(1,154,000)	—	(4,086)
Canadian Government 10-Year Bond	(31)	09/2021	CAD	(4,471,750)	—	(10,747)
Cocoa	(3)	07/2021	GBP	(48,510)	582	—
Cocoa	(4)	09/2021	GBP	(65,280)	279	—
Cotton	(2)	07/2021	USD	(82,120)	360	—
Euro Buxl	(12)	06/2021	EUR	(2,411,760)	—	(13,287)
Euro Buxl	(12)	06/2021	EUR	(2,411,760)	—	(29,777)
Euro Buxl	(17)	09/2021	EUR	(3,388,780)	832	—
Euro FX	(30)	06/2021	USD	(4,576,688)	—	(50,249)
Euro-Bobl	(62)	06/2021	EUR	(8,353,880)	—	(32,225)
Euro-Bobl	(10)	09/2021	EUR	(1,339,900)	353	—
Euro-Bund	(8)	06/2021	EUR	(1,359,520)	2,812	—
Euro-Bund	(27)	06/2021	EUR	(4,588,380)	—	(31,563)
Euro-Bund	(14)	09/2021	EUR	(2,400,860)	1,130	—
Eurodollar 90-Day	(13)	09/2021	USD	(3,245,938)	—	(2,408)
Eurodollar 90-Day	(14)	12/2021	USD	(3,493,875)	—	(3,073)
Eurodollar 90-Day	(19)	03/2022	USD	(4,742,400)	—	(3,406)
Eurodollar 90-Day	(31)	06/2022	USD	(7,734,500)	—	(5,819)
Eurodollar 90-Day	(29)	09/2022	USD	(7,230,425)	—	(5,585)
Eurodollar 90-Day	(30)	12/2022	USD	(7,471,125)	—	(5,661)
Eurodollar 90-Day	(29)	03/2023	USD	(7,217,375)	—	(6,095)
Euro-OAT	(42)	06/2021	EUR	(6,737,640)	—	(69,079)
Euro-Schatz	(212)	06/2021	EUR	(23,753,540)	3,837	—
FTSE/JSE Top 40 Index	(1)	06/2021	ZAR	(615,240)	—	(823)
Japanese Yen	(169)	06/2021	USD	(19,243,819)	136,466	—
KOSPI 200 Index	(1)	06/2021	KRW	(106,587,500)	—	(1,518)
Live Cattle	(2)	08/2021	USD	(94,880)	844	—
Long Gilt	(11)	09/2021	GBP	(1,399,750)	—	(2,381)
Long Gilt	(29)	09/2021	GBP	(3,690,250)	—	(10,004)
Natural Gas	(5)	06/2021	USD	(149,300)	761	—
New Zealand Dollar	(47)	06/2021	USD	(3,411,260)	—	(36,795)
Platinum	(2)	07/2021	USD	(118,240)	101	—
Soybean Meal	(1)	07/2021	USD	(39,550)	—	(962)
U.S. Long Bond	(45)	09/2021	USD	(7,043,906)	—	(16,037)
U.S. Long Bond	(103)	09/2021	USD	(16,122,719)	—	(43,586)
U.S. Treasury 10-Year Note	(17)	09/2021	USD	(2,242,938)	—	(3,469)
U.S. Treasury 10-Year Note	(97)	09/2021	USD	(12,797,938)	—	(13,202)
U.S. Treasury 2-Year Note	(75)	09/2021	USD	(16,555,078)	—	(5,380)
U.S. Treasury 5-Year Note	(73)	09/2021	USD	(9,041,164)	—	(11,492)
U.S. Ultra Bond 10-Year Note	(1)	09/2021	USD	(144,953)	—	(329)
36	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(22)	09/2021	USD	(3,188,969)	—	(13,333)
U.S. Ultra Bond 10-Year Note	(63)	09/2021	USD	(9,132,047)	—	(46,289)
U.S. Ultra Treasury Bond	(34)	09/2021	USD	(6,298,500)	—	(6,450)
U.S. Ultra Treasury Bond	(24)	09/2021	USD	(4,446,000)	—	(16,811)
Total					148,357	(544,936)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Advanced Micro Devices, Inc.	Goldman Sachs	USD	1,161,160	145	90.00	06/18/2021	56,110	3,770
Grubhub, Inc.	Goldman Sachs	USD	216,396	36	77.50	06/18/2021	12,242	1,440
Grubhub, Inc.	Goldman Sachs	USD	300,550	50	80.00	06/18/2021	13,056	750
Grubhub, Inc.	Goldman Sachs	USD	186,341	31	75.00	06/18/2021	11,505	543
Herman Miller, Inc.	Goldman Sachs	USD	272,460	57	50.00	06/18/2021	4,168	3,420
II-VI, Inc.	Goldman Sachs	USD	1,529,299	227	65.00	06/18/2021	52,608	89,665
Magnachip Semiconductor Corp.	Goldman Sachs	USD	357,870	151	25.00	06/18/2021	10,603	10,192
Middleby Corp. (The)	Goldman Sachs	USD	213,564	13	190.00	06/18/2021	9,706	3,120
Middleby Corp. (The)	Goldman Sachs	USD	213,564	13	195.00	06/18/2021	8,794	3,120
Middleby Corp. (The)	Goldman Sachs	USD	213,564	13	180.00	06/18/2021	10,375	2,795
Middleby Corp. (The)	Goldman Sachs	USD	459,984	28	185.00	06/18/2021	20,069	1,330
Middleby Corp. (The)	Goldman Sachs	USD	246,420	15	175.00	07/16/2021	5,572	5,625
Middleby Corp. (The)	Goldman Sachs	USD	213,564	13	180.00	07/16/2021	3,914	3,607
Nuance Communications, Inc.	Goldman Sachs	USD	1,184,960	224	55.00	06/18/2021	6,483	2,240
Total							225,205	131,617

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Churchill Capital Corp IV	Goldman Sachs	USD	128,180	65	17.50	07/16/2021	17,498	10,302
Defiance NextGen SPAC Derived ETF	Goldman Sachs	USD	209,580	84	21.00	08/20/2021	13,154	7,980
Defiance NextGen SPAC Derived ETF	Goldman Sachs	USD	209,580	84	20.00	08/20/2021	12,545	5,880
Star Peak Energy Transition Corp.	Goldman Sachs	USD	200,186	79	17.50	07/16/2021	19,798	3,358
Switchback Energy Acquisition Corp.	Goldman Sachs	USD	146,100	60	17.50	08/20/2021	22,120	4,830
Total							85,115	32,350

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	939	(3)	—	—	—	—	(3)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	809	(3)	—	—	—	—	(3)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	15,021	(51)	—	—	—	—	(51)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	54,486	(187)	—	—	—	—	(187)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	59,737	(205)	—	—	—	—	(205)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	76,899	(214)	—	—	—	—	(214)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	69,055	(238)	1	—	—	—	(237)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	89,189	(306)	1	—	—	—	(305)
Total return on Natixis SA	1-Week EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	210,418	(723)	2	—	—	—	(721)
Total return on Natixis SA	1-Month EURIBOR plus 0.550%	Monthly	Goldman Sachs	02/10/2022	EUR	314,070	(1,079)	3	—	—	—	(1,076)
Total return on Aggreko PLC	1-Month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	03/05/2022	GBP	173	(1)	—	—	—	—	(1)
Total return on Aggreko PLC	SONIA plus 0.950%	Monthly	Goldman Sachs	03/05/2022	GBP	508	(1)	—	—	—	—	(1)
Total return on Aggreko PLC	1-Month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	03/05/2022	GBP	716	(3)	(1)	—	—	—	(4)
Total return on Aggreko PLC	SONIA plus 1.150%	Monthly	Goldman Sachs	03/05/2022	GBP	12,110	(21)	(3)	—	—	—	(24)
Total return on Aggreko PLC	SONIA plus 0.950%	Monthly	Goldman Sachs	03/05/2022	GBP	21,346	(36)	(9)	—	—	—	(45)
Total return on Aggreko PLC	SONIA plus 1.150%	Monthly	Goldman Sachs	03/05/2022	GBP	51,703	(87)	(1)	—	—	—	(88)
Total return on Aggreko PLC	SONIA plus 1.150%	Monthly	Goldman Sachs	03/05/2022	GBP	40,187	(81)	(13)	—	—	—	(94)
Total return on Aggreko PLC	SONIA plus 1.150%	Monthly	Goldman Sachs	03/05/2022	GBP	56,127	(95)	(13)	—	—	—	(108)
Total return on Aggreko PLC	1-Month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	03/05/2022	GBP	28,118	(130)	(32)	—	—	—	(162)
Total return on Aggreko PLC	1-Month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	03/05/2022	GBP	33,905	(157)	(38)	—	—	—	(195)
Total return on Aggreko PLC	1-Month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	03/05/2022	GBP	44,358	(205)	(50)	—	—	—	(255)
Total return on Aggreko PLC	1-Month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	03/05/2022	GBP	193,028	(893)	(104)	—	—	—	(997)
Total return on Aggreko PLC	1-Month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	03/05/2022	GBP	223,491	(1,034)	(121)	—	—	—	(1,155)
Total return on Aggreko PLC	1-Month GBP LIBOR plus 0.450%	Monthly	Goldman Sachs	03/05/2022	GBP	357,317	(1,653)	(400)	—	—	—	(2,053)
Total return on Arrow Global Group PLC	1-Month GBP LIBOR plus 0.850%	Monthly	Goldman Sachs	03/31/2022	GBP	40,028	(30)	(13)	—	—	—	(43)
Total return on Arrow Global Group PLC	1-Month GBP LIBOR plus 0.850%	Monthly	Goldman Sachs	03/31/2022	GBP	21,662	(46)	(21)	—	—	—	(67)
Total return on Arrow Global Group PLC	1-Month GBP LIBOR plus 0.850%	Monthly	Goldman Sachs	03/31/2022	GBP	30,002	(63)	(29)	—	—	—	(92)
Total return on Arrow Global Group PLC	1-Month GBP LIBOR plus 0.850%	Monthly	Goldman Sachs	03/31/2022	GBP	48,020	(101)	(47)	—	—	—	(148)
38	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Arrow Global Group PLC	1-Month GBP LIBOR plus 0.850%	Monthly	Goldman Sachs	03/31/2022	GBP	234,206	(492)	(230)	—	—	—	(722)
Total return on Gamesys Group PLC	SONIA plus 0.750%	Monthly	Goldman Sachs	04/01/2022	GBP	244,971	(12,907)	4,818	—	—	—	(8,089)
Total return on Gamesys Group PLC	SONIA plus 0.750%	Monthly	Goldman Sachs	04/13/2022	GBP	330,962	(17,438)	6,509	—	—	—	(10,929)
Total return on UDG Healthcare PLC	SONIA plus 0.500%	Monthly	Goldman Sachs	05/12/2022	GBP	353,785	19,308	(91)	—	—	19,217	—
Total return on UDG Healthcare PLC	SONIA plus 0.500%	Monthly	Goldman Sachs	05/12/2022	GBP	345,648	16,773	(111)	—	—	16,662	—
Total return on UDG Healthcare PLC	SONIA plus 0.500%	Monthly	Goldman Sachs	05/12/2022	GBP	66,271	3,502	(16)	—	—	3,486	—
Total return on UDG Healthcare PLC	SONIA plus 0.500%	Monthly	Goldman Sachs	05/12/2022	GBP	79,350	1,396	(7)	—	—	1,389	—
Total return on UDG Healthcare PLC	SONIA plus 0.500%	Monthly	Goldman Sachs	05/12/2022	GBP	128,723	(1,466)	(5)	—	—	—	(1,471)
Total return on UDG Healthcare PLC	SONIA plus 0.500%	Monthly	Goldman Sachs	05/12/2022	GBP	384,876	(3,915)	(16)	—	—	—	(3,931)
Total return on John Laing Group PLC	SONIA plus 0.490%	Monthly	Goldman Sachs	05/19/2022	GBP	462,343	764	(77)	—	—	687	—
Total return on St. Modwen Properties PLC	SONIA plus 0.800%	Monthly	Goldman Sachs	05/20/2022	GBP	690,947	10,459	(114)	—	—	10,345	—
Total return on St. Modwen Properties PLC	SONIA plus 0.800%	Monthly	Goldman Sachs	05/20/2022	GBP	108,573	1,578	(4)	—	—	1,574	—
Total return on St. Modwen Properties PLC	SONIA plus 0.800%	Monthly	Goldman Sachs	05/20/2022	GBP	68,764	738	(9)	—	—	729	—
Total return on Deutsche Wohnen SE	1-Week EURIBOR plus 0.490%	Monthly	Goldman Sachs	05/25/2022	EUR	1,065,280	4,235	—	—	—	4,235	—
Total return on Deutsche Wohnen SE	EONIA plus 0.450%	Monthly	Goldman Sachs	05/25/2022	EUR	53,384	97	—	—	—	97	—
Total return on Deutsche Wohnen SE	EONIA plus 0.490%	Monthly	Goldman Sachs	05/25/2022	EUR	46,932	(57)	—	—	—	—	(57)
Total return on Deutsche Wohnen SE	EONIA plus 0.450%	Monthly	Goldman Sachs	05/25/2022	EUR	46,941	(68)	—	—	—	—	(68)
Total return on Spire Healthcare Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	05/26/2022	GBP	463,496	3,134	(17)	—	—	3,117	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Vectura Group PLC	SONIA plus 0.800%	Monthly	Goldman Sachs	05/26/2022	GBP	35,746	475	—	—	—	475	—
Total return on Vectura Group PLC	SONIA plus 0.800%	Monthly	Goldman Sachs	05/26/2022	GBP	266,887	(7,349)	—	—	—	—	(7,349)
Total return on Vectura Group PLC	SONIA plus 0.800%	Monthly	Goldman Sachs	05/26/2022	GBP	426,740	(10,555)	(14)	—	—	—	(10,569)
Total return on Equiniti Group PLC	SONIA plus 0.700%	Monthly	Goldman Sachs	05/27/2022	GBP	367,650	(2,057)	—	—	—	—	(2,057)
Total return on Dialog Semiconductor PLC	EONIA plus 0.500%	Monthly	Goldman Sachs	05/28/2022	EUR	400,238	(706)	—	—	—	—	(706)
Total							(2,197)	9,728	—	—	62,013	(54,482)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro Buxl Sep 21	Barclays	09/2021	EUR	(598,020)	—	—	—	(96)
Euro-Bobl Sep 21	Barclays	09/2021	EUR	(4,287,680)	—	—	—	(2,082)
Euro-Bund Sep 21	Barclays	09/2021	EUR	(3,258,310)	—	—	—	(3,479)
Euro-Schatz Sep 21	Barclays	09/2021	EUR	(9,981,795)	—	—	—	(3,251)
Japanese 10-Year Government Bond Jun 21	Barclays	06/2021	JPY	(302,860,000)	—	—	—	(9,024)
Long Gilt Sep 21	Barclays	09/2021	GBP	(381,750)	—	—	—	(569)
Corn Jul 21	Citi	07/2021	USD	262,700	—	—	32,784	—
Soybean Jul 21	Citi	07/2021	USD	76,525	—	—	6,436	—
Soybean Oil Jul 21	Citi	07/2021	USD	78,948	—	—	16,964	—
Wheat Jul 21	Citi	07/2021	USD	199,050	—	—	9,240	—
Hang Seng Index Jun 21	JPMorgan	06/2021	HKD	2,898,600	—	—	167	—
H-Shares Index Jun 21	JPMorgan	06/2021	HKD	1,606,650	—	—	—	(882)
Swiss Market Index Jun 21	JPMorgan	06/2021	CHF	571,300	—	—	38,732	—
Total					—	—	104,323	(19,383)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month GBP LIBOR	London Interbank Offered Rate	0.051%
1-Week EURIBOR	Euro Interbank Offered Rate	(0.574%)
EONIA	Euro Overnight Index Average	(0.479%)
SONIA	Sterling Overnight Index Average	0.052%
1-Month EURIBOR	Euro Interbank Offered Rate	(0.563%)
40	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $87,502,353, which represents 17.15% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2021.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2021, the total value of these securities amounted to $5,963,164, which represents 1.17% of total net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2021.
(m)	Zero coupon bond.
(n)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2021, the total value of these securities amounted to $362,868, which represents 0.07% of total net assets.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At May 31, 2021, the total market value of these securities amounted to $45,252, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Stemline Therapeutics, Inc.	06/09/2020	125,075	—	45,252

(q)	Represents a security purchased on a forward commitment basis.
(r)	The stated interest rate represents the weighted average interest rate at May 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(s)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(t)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	135,530,150	318,515,804	(330,119,092)	(4,393)	123,922,469	(9,121)	98,362	123,934,863
Abbreviation Legend
ADR	American Depositary Receipt
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Rate
CMO	Collateralized Mortgage Obligation
Multi-Manager Alternative Strategies Fund | Quarterly Report 2021	41

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2021 (Unaudited)
Abbreviation Legend  (continued)
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
42	Multi-Manager Alternative Strategies Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT100_08_L01_(07/21)